UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23738

Capital Group Fixed Income ETF Trust

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Troy S. Tanner

Capital Group Fixed Income ETF Trust

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Fixed Income ETF Trust Annual report for the period ended December 31, 2022

Fixed income
for a variety of
investor goals

The funds within Capital Group Fixed Income ETF Trust seek to pursue a variety of objectives for investors and are offered by Capital Group, home of American Funds®. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com. Market price returns are determined using the official closing price of the fund’s shares and do not represent the returns you would receive if you traded shares at other times.

Here are the average annual total returns on a $1,000 investment for periods ended December 31, 2022:

		Cumulative
	Fund inception date	Since fund inception	Gross expense ratio

Capital Group Core Plus Income ETF	2/22/22		0.34%
Net asset value		–9.59%
Market price		–9.39

Capital Group Municipal Income ETF	10/25/22		0.27
Net asset value		4.92
Market price		5.24

Capital Group U.S. Multi-Sector Income ETF	10/25/22		0.39
Net asset value		3.63
Market price		3.83

Capital Group Short Duration Income ETF	10/25/22		0.25
Net asset value		1.73
Market price		2.01

Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETFs are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. Brokerage commissions will reduce returns. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged.

ETF market price returns since inception are calculated using NAV for the period until market price became available (generally a few days after inception).

As nondiversified funds, Capital Group ETFs have the ability to invest a larger percentage of assets in securities of individual issuers than a diversified fund. As a result, a single issuer could adversely affect a fund’s results more than if the fund invested a smaller percentage of assets in securities of that issuer. Refer to the applicable prospectus for details.

The expense ratio is as of the fund’s prospectus available at the time of publication. The expense ratio is estimated.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	Fund reviews

7	Funds’ 30-day yields

Investment portfolios

8	Capital Group Core Plus Income ETF

21	Capital Group Municipal Income ETF

28	Capital Group U.S. Multi-Sector Income ETF

37	Capital Group Short Duration Income ETF

46	Financial statements

73	Board of trustees and other officers

Fellow investors:

We are pleased to present this annual report for Capital Group Fixed Income ETF Trust, which includes Capital Group Core Plus Income ETF (ticker: CGCP), Capital Group Municipal Income ETF (ticker: CGMU), Capital Group U.S. Multi-Sector Income ETF (ticker: CGMS) and Capital Group Short Duration Income ETF (ticker:CGSD). It covers the period from the funds’ inceptions to December 31, 2022, the conclusion of the funds’ fiscal year.

Bond market overview

Last year was one of the most challenging on record for fixed income markets. Although economic growth in the U.S. and much of the rest of the world remained positive, developed economies experienced the highest levels of inflation in decades, deeply impacting financial markets. Central banks around the world took aggressive action to raise rates in an effort to control rising prices. As bond yields rose in response, prices fell —leading to losses across all major sectors.

In the U.S., a strong labor market alongside high and rising inflation led the U.S. Federal Reserve to raise its policy rate target sharply from 0–0.25% to 4.25–4.5% by the end of the year. The impact on bond yields was dramatic. The 10-year Treasury yield ended 2021 at 1.51% and peaked at 4.24% in October 2022, the highest since 2008 and an increase of 2.73%. It ultimately came back down to 3.88% by the end of the year, for a full-year change of 2.37%. For shorter term bonds, yields rose even more. Two- and five-year Treasuries ended the year at 4.43% and 4.01%, an increase of 3.70% and 2.75%, respectively, from when the year began. This characterizes a flattening of the yield curve, where short-term bond yields are rising faster than longer term bond yields. Much of the curve ended the year inverted, with short-term yields higher than longer term yields.

When bond yields rise, prices feel a negative impact. As a result, the sharp move upward in yields drove negative bond results across virtually all fixed income sectors. Returns for the Bloomberg U.S. Aggregate Index1 (the U.S. bond market “benchmark”) and the Bloomberg Global Aggregate Index2 were –13.01% and –16.25%, respectively. Amid heightened inflation, the Bloomberg U.S. Treasury Inflation-Protected Securities Index3 outpaced the broader market, with a return of –11.85%. Mortgage bonds also had a difficult year due to detrimental supply and demand dynamics, with the Bloomberg U.S. Mortgage Backed Securities Index4 returning –11.81%.

Within U.S. credit sectors, investment-grade bonds were among the weakest, as the Bloomberg U.S. Corporate Investment Grade Index5 posted a return of –15.76%. These higher quality corporate bonds were hit both by rising interest rates and higher risk premiums, characterized by their spreads to Treasuries widening 38 basis points. High-yield corporates did moderately better, as the Bloomberg U.S. Corporate High-Yield Index6 returned –11.19% due largely to its relative lower interest rate exposure and higher starting yields. That stronger result occurred despite an even broader 186-basis-point spread widening. In emerging markets debt, local currency bonds outpaced dollar-denominated bonds, with returns of

[1]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[2]	Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets.
[3]	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[4]	Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[5]	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[6]	Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.

Past results are not predictive of results in future periods.

Capital Group Fixed Income ETF Trust	1

–11.69% for the JPM GBI-EM Global Diversified Index7 and –17.78% for the JPM EMBI Global Diversified Index.8

Turning to the municipal bond market, the selloff in municipal bonds in 2022 sent yields to 15-year highs. However, strong state reserve levels — the highest in more than 40 years — and the longer lag time for lower tax revenue and other negative recessionary impacts to flow to munis compared to corporate credit and high-yield bonds helped the Bloomberg Municipal Bond Index9 see smaller losses. The index’s return was –8.53% in 2022.

Inside the funds

When presented with one of the most challenging years in bond market history, CGCP — the fixed income ETF that launched in February — found opportunities in a higher rate environment, while pursuing some resilience in line with a core-plus approach. The fund focused investments on high-conviction interest rate and credit strategies, consisting largely of high-quality assets such as U.S. Treasuries and investment-grade bonds. Although its return was negative, the fund outpaced its benchmark since inception.

CGSD, CGMS and CGMU launched in October and pursue a range of objectives. Each fund outpaced their respective benchmarks during their short histories. CGSD saw opportunities in shorter duration asset-backed securities which managers felt provided attractive yields without structurally more interest rate or duration risk. In CGMS, managers were selective in high yield and credit sectors as macroeconomic risks tilted to the downside and suggested a more cautious approach. Meanwhile, CGMU focused on flexibility to take advantage of any weaknesses that could arise in select municipal credit sectors.

Looking ahead

Entering the year, interest rate markets appear to be more pessimistic than credit and equity markets in terms of outlook. We expect the Fed to end its interest rate hikes sometime in the first half of 2023, with its policy rate peaking near 5%. How quickly the central bank will pivot to rate cuts depends in large part on policymakers’ view of whether inflation is contained and also whether a recession hits. While we do not have a strong view on recession timing or depth, signals from the yield curve and other indicators lead us to believe that a recession is more likely than average in 2023.

Looking at these interest rate and yield curve indicators leads us to remain cautious on credit. Managers across the funds maintained a largely defensive posture entering the year. This includes hedging broad high-yield corporate bond market risk. Across credit sectors, managers intend to invest selectively in idiosyncratic opportunities unearthed by our research analysts.

Broadly speaking, managers are optimistic on bond market prospects in 2023, particularly compared to what investors experienced in 2022. The year begins with major bond sector yields near or above the highest levels since 2010. That provides strong income potential contributing to total return. It also creates a thicker cushion against potential bond price losses if yields drift higher than markets anticipate or if credit deteriorates and risk premiums rise. Unlike the sharp rate hikes we saw last year, by the end of 2023 markets anticipate cuts could be employed, which historically have provided a tailwind to bond returns.

While managers believe the uncertain fixed income environment may present opportunities, macroeconomic headwinds reinforce the need for active interest rate risk management and selectivity within credit sectors. Managers will continue to employ abundant resources to identify attractively valued opportunities to pursue the funds’ investment objectives.

Cordially,

David A. Hoag

President, Capital Group Core Plus Income ETF

Courtney K. Wolf

President, Capital Group Municipal Income ETF

Damien J. McCann

President, Capital Group U.S. Multi-Sector Income ETF

Vincent J. Gonzales

President, Capital Group Short Duration Income ETF

February 14, 2023

For current information about the fund, visit capitalgroup.com.

[7]	J.P. Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified: JP Morgan Government Bond Index – Emerging Markets Global Diversified covers the universe of regularly traded, liquid fixed-rate, domestic currency emerging market government bonds to which international investors can gain exposure.
[8]	J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified: The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified is a uniquely weighted emerging market debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging market sovereign and quasi-sovereign entities.
[9]	Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Past results are not predictive of results in future periods.

2	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF

Capital Group Core Plus Income ETF seeks to provide current income and maximum total return, consistent with preservation of capital.

The fund registered a total return of –9.59% on a net asset value (NAV) basis and –9.39% on a market price basis for inception (February 22, 2022) to fiscal year-end date. The fund’s benchmark index, the Bloomberg U.S. Aggregate Index, a market value-weighted index that represents the U.S. investment-grade fixed-rate bond market, posted a –9.61% decrease. For the fiscal year, the fund paid an average monthly dividend of more than 6 cents a share.

By the end of 2022, managers positioned CGCP to benefit should financial conditions tighten further by taking advantage of what they believe are attractive valuations in some sectors to hedge their base-case positioning should market conditions evolve unexpectedly. The fund was also underweight duration at the end of 2022 as yields are below the level the managers view as fair pricing. Managers believe inflation has peaked but will remain elevated and anticipate market expectations coalescing around tighter-than-expected monetary policy.

The portfolio has a sizeable allocation to credit to pursue its income objective. However, given the outsized macroeconomic risks, managers are more cautious with their credit exposure — particularly overall investment in the sector and quality — compared to an allocation in an environment with less perceived risk. Within the credit markets, at the end of 2022, managers saw more attractive valuations and idiosyncratic opportunities in the high-yield and securitized credit sectors compared to investment-grade credit and emerging market debt.

How a hypothetical $10,000 investment has grown
since fund’s inception on February 22, 2022 (with all distributions reinvested)

The results shown are before taxes on fund distributions and sale of fund shares.

Results at a glance

For periods ended December 31, 2022, with all distributions reinvested

Cumulative total returns
Lifetime (since 2/22/22)

Capital Group Core Plus Income ETF
Net asset value	–9.59%
Market price*	–9.39
Bloomberg U.S. Aggregate Index†	–9.61

*	ETF market price results since inception are calculated using NAV for the period until market price became available (generally a few days after inception).
†	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Past results are not predictive of results in future periods.

Capital Group Fixed Income ETF Trust	3

Capital Group Municipal Income ETF

Capital Group Municipal Income ETF seeks to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.

The fund registered a total return of 4.92% on a net asset value (NAV) basis and 5.24% on a market price basis for inception (October 25, 2022) to fiscal year-end date, surpassing the 3.90% total return of the fund’s benchmark index, the 85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index, which blends the Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index with the Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index by weighting their cumulative total returns at 85% and 15%, respectively. The blend is rebalanced monthly. Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index consists of a broad selection of below-investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years.

At the end of 2022, managers saw significant opportunity in the municipal housing sector and in select, attractively valued opportunities in waste/pollution facilities. Managers were less attracted to state general obligation debt. Given the heightened macroeconomic risks that may lead to wider spreads in the future, managers remain focused on higher-quality credit. The fund’s holdings had a longer average duration compared to the benchmark, reflecting managers’ belief that the Fed was nearing the end of its rate hike cycle, as well as what managers felt were attractive yields in the muni market.

Results at a glance

For periods ended December 31, 2022, with all distributions reinvested

Cumulative total returns
Lifetime (since 10/25/22)

Capital Group Municipal Income ETF
Net asset value	4.92%
Market price*	5.24
85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/ Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index†	3.90

*	ETF market price results since inception are calculated using NAV for the period until market price became available (generally a few days after inception).
†	Source: Bloomberg Index Services Ltd. 85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index blends the Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index with the Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index by weighting their cumulative total returns at 85% and 15%, respectively. The blend is rebalanced monthly. Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index consists of a broad selection of below-investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years. The indexes are unmanaged, and results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Past results are not predictive of results in future periods.

4	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF

Capital Group U.S. Multi-Sector Income ETF seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund registered a total return of 3.63% on a net asset value (NAV) basis and 3.83% on a market price basis for inception (October 25, 2022) to fiscal year-end date, surpassing the 3.59% total return of the fund’s benchmark index, the Bloomberg U.S. Aggregate Index, a market value-weighted index that represents the U.S. investment-grade fixed-rate bond market.

At the end of 2022, portfolio managers preferred higher quality bonds as macroeconomic risks seemed weighted toward the downside. Securitized credit was a high conviction within the portfolio as pockets of the market were attractive from a relative valuation perspective.

Results at a glance

For periods ended December 31, 2022, with all distributions reinvested

Cumulative total returns
Lifetime (since 10/25/22)

Capital Group U.S. Multi-Sector Income ETF
Net asset value	3.63%
Market price*	3.83
Bloomberg U.S. Aggregate Index†	3.59

*	ETF market price results since inception are calculated using NAV for the period until market price became available (generally a few days after inception).
†	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Past results are not predictive of results in future periods.

Capital Group Fixed Income ETF Trust	5

Capital Group Short Duration Income ETF

Capital Group Short Duration Income ETF seeks to provide current income, consistent with a short duration profile as described in the prospectus and with the preservation of capital.

The fund registered a total return of 1.73% on a net asset value (NAV) basis and 2.01% on a market price basis for inception (October 25, 2022) to fiscal year-end date surpassing the 1.05% increase of the fund’s benchmark index, the Bloomberg U.S. Government /Credit (1-3 years) Index, which is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years.

At the end of 2022, the average duration of the fund’s holdings was less than two years, as three-month, six-month and one-year maturities offered the highest yields along the yield curve. The fund’s positioning reflected managers’ belief that yields would continue to steepen along shorter maturities. The fund was most heavily invested in investment grade corporate bonds. In the securitized sector, the fund was mostly invested in mortgage-backed securities and asset-backed securities.

Results at a glance

For periods ended December 31, 2022, with all distributions reinvested

Cumulative total returns
Lifetime (since 10/25/22)

Capital Group Short Duration Income ETF
Net asset value	1.73%
Market price*	2.01
Bloomberg U.S. Government/Credit (1-3 years) Index†	1.05

*	ETF market price results since inception are calculated using NAV for the period until market price became available (generally a few days after inception).
†	Source: Bloomberg Index Services Ltd. Bloomberg 1-3 Year U.S. Government/Credit Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Past results are not predictive of results in future periods.

6	Capital Group Fixed Income ETF Trust

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield as of December 31, 2022. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities. Accordingly, the funds’ SEC yields may differ.

	Fund inception date	30 day SEC yield as of 12/31/22
Capital Group Core Plus Income ETF	2/22/22	4.79%
Capital Group Municipal Income ETF	10/25/22	3.37
Capital Group U.S. Multi-Sector Income ETF	10/25/22	6.26
Capital Group Short Duration Income ETF	10/25/22	4.04

Past results are not predictive of results in future periods.

Capital Group Fixed Income ETF Trust	7

Capital Group Core Plus Income ETF

Investment portfolio December 31, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	23.69%
AAA/Aaa	31.21
AA/Aa	6.02
A/A	8.93
BBB/Baa	14.14
Below investment grade	14.68
Short-term securities & other assets less liabilities	1.33

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 98.67%	Principal amount (000)		Value (000)
Mortgage-backed obligations 36.07%
Federal agency mortgage-backed obligations 29.55%
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	USD	4,344	$3,877
Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]		861	757
Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]		944	830
Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]		800	703
Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]		750	662
Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]		824	724
Fannie Mae Pool #BU8933 3.00% 4/1/2052[1]		774	680
Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]		766	674
Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]		2,801	2,462
Fannie Mae Pool #BW1128 3.00% 6/1/2052[1]		1,000	879
Fannie Mae Pool #CB3890 3.00% 6/1/2052[1]		743	653
Fannie Mae Pool #BV7903 3.50% 8/1/2052[1]		2,000	1,820
Fannie Mae Pool #BW7610 3.50% 8/1/2052[1]		1,000	910
Fannie Mae Pool #BW9184 4.00% 9/1/2052[1]		4,000	3,756
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		2,500	2,347
Fannie Mae Pool #BW1201 5.00% 9/1/2052[1]		1,740	1,718
Fannie Mae Pool #MA4784 4.50% 10/1/2052[1]		1,723	1,660
Fannie Mae Pool #BW1226 4.50% 10/1/2052[1]		1,577	1,520
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]		2,400	2,369
Fannie Mae Pool #CB5380 5.00% 10/1/2052[1]		1,598	1,578
Fannie Mae Pool #MA4803 3.50% 11/1/2052[1]		300	273
Fannie Mae Pool #MA4804 4.00% 11/1/2052[1]		2,915	2,737
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]		3,331	3,209
Fannie Mae Pool #BX1342 4.50% 11/1/2052[1]		2,476	2,386
Fannie Mae Pool #MA4806 5.00% 11/1/2052[1]		2,373	2,343
Fannie Mae Pool #BX1274 5.50% 11/1/2052[1]		100	100
Fannie Mae Pool #MA4839 4.00% 12/1/2052[1]		3,000	2,817
Fannie Mae Pool #MA4841 5.00% 12/1/2052[1]		848	837
Freddie Mac Pool #QC3826 3.00% 7/1/2051[1]		1,000	879
Freddie Mac Pool #QD5662 3.00% 1/1/2052[1]		1,000	879
Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]		869	764
Freddie Mac Pool #QD7918 3.00% 3/1/2052[1]		880	773

8	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8673 3.00% 3/1/2052[1]	USD	847	$744
Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]		941	827
Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]		924	813
Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]		869	766
Freddie Mac Pool #QE2315 3.00% 4/1/2052[1]		500	440
Freddie Mac Pool #QE2503 3.00% 5/1/2052[1]		1,000	879
Freddie Mac Pool #SD1121 3.50% 6/1/2052[1]		8,980	8,171
Freddie Mac Pool #QE5066 3.50% 6/1/2052[1]		1,000	910
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]		800	751
Freddie Mac Pool #QE7503 3.50% 8/1/2052[1]		600	546
Freddie Mac Pool #QE8253 4.50% 8/1/2052[1]		400	385
Freddie Mac Pool #QF1489 4.00% 10/1/2052[1]		2,000	1,878
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]		1,900	1,784
Freddie Mac Pool #QF1925 4.00% 10/1/2052[1]		650	610
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]		6,571	6,331
Freddie Mac Pool #SD8275 4.50% 12/1/2052[1]		1,992	1,919
Freddie Mac Pool #QF4182 5.00% 12/1/2052[1]		1,592	1,572
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]		907	896
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]		6,000	5,634
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		1,000	987
Government National Mortgage Assn. 3.50% 1/1/2053[1]		5,435	4,994
Uniform Mortgage-Backed Security 2.50% 1/1/2053[1,2]		4,200	3,557
Uniform Mortgage-Backed Security 4.50% 1/1/2053[1,2]		15,300	14,727
Uniform Mortgage-Backed Security 5.00% 1/1/2053[1,2]		5,600	5,519
Uniform Mortgage-Backed Security 5.50% 1/1/2053[1,2]		12,100	12,134
Uniform Mortgage-Backed Security 3.00% 2/1/2053[1,2]		2,500	2,197
Uniform Mortgage-Backed Security 3.50% 2/1/2053[1,2]		2,000	1,818
Uniform Mortgage-Backed Security 4.00% 2/1/2053[1,2]		2,000	1,876
Uniform Mortgage-Backed Security 4.50% 2/1/2053[1,2]		1,200	1,155
Uniform Mortgage-Backed Security 5.00% 2/1/2053[1,2]		1,000	985
			134,381

Commercial mortgage-backed securities 5.26%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055[1]		1,690	1,494
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]		1,000	811
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1]		1,033	829
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.394% 3/15/2064[1,3]		250	208
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.394% 3/15/2064[1,3]		273	208
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055[1]		1,355	1,167
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 12/17/2053[1]		250	194
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.445% 5/15/2055[1,3]		2,005	1,573
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.7696%) 6.105% 5/15/2039[1,3,4]		623	612
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.3191%) 6.655% 5/15/2039[1,3,4]		317	306
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.450% 6/15/2027[1,3,4]		716	712
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 5.705% 9/15/2034[1,3,4]		500	470
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.615% 10/15/2036[1,4]		2,976	2,799
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.175% 4/15/2037[1,3,4]		147	139
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.787% 8/15/2039[1,3,4]		760	760
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.00% 10/15/2039[1,3,4]		982	976
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 7.549% 10/15/2039[1,3,4]		622	617
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 8.397% 10/15/2039[1,3,4]		169	168

Capital Group Fixed Income ETF Trust	9

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.428% 3/15/2035[1,4]	USD	2,985	$2,894
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.524% 3/15/2035[1,3,4]		249	238
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.418% 2/10/2048[1,3]		448	406
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.568% 7/15/2038[1,3,4]		488	468
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.352% 12/15/2036[1,4]		730	710
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 7.080% 10/15/2039[1,3,4]		409	408
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 7.829% 10/15/2039[1,3,4]		545	540
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]		2,000	1,869
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.659% 11/15/2052[1,3]		750	611
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.550% 9/15/2058[1,3]		130	117
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.125% 11/15/2027[1,4]		1,646	1,644
			23,948

Collateralized mortgage-backed obligations (privately originated) 1.26%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.720% 12/26/2030[1,3,4]		500	465
Connecticut Avenue Securities, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.028% 3/25/2042[1,3,4]		286	284
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 5.428% 10/25/2041[1,3,4]		793	754
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 5.928% 4/25/2042[1,3,4]		535	532
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 9.489% 6/27/2050[1,3,4]		1,100	1,147
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,5]		1,818	1,684
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 5/17/2038[1,4]		1,000	853
			5,719

Total mortgage-backed obligations			164,048

Corporate bonds, notes & loans 30.05% Financials 5.73%
Advisor Group Holdings, LLC 6.25% 3/1/2028[4]		925	852
AerCap Ireland Capital DAC 1.75% 1/30/2026		150	132
AerCap Ireland Capital DAC 3.30% 1/30/2032		1,300	1,020
AerCap Ireland Capital DAC 3.85% 10/29/2041		1,025	728
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[4]		200	202
AIA Group, Ltd. 3.375% 4/7/2030		450	396
American Express Co. 2.55% 3/4/2027		150	137
American Express Co. 4.05% 5/3/2029		450	430
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[5]		791	750
American International Group, Inc. 4.375% 6/30/2050		250	213
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]		450	377
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[5]		750	734
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[5]		450	364
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[5]		650	596
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[5]		801	763
Bank of Montreal 2.65% 3/8/2027		350	320
Bank of Nova Scotia 2.45% 2/2/2032		125	101
Berkshire Hathaway, Inc. 3.85% 3/15/2052		400	321
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]		200	176
Charles Schwab Corp. 2.45% 3/3/2027		100	91
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[5]		115	93

10	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[5]	USD	106	$100
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[5]		1,044	1,080
CME Group, Inc. 2.65% 3/15/2032		150	126
Coinbase Global, Inc. 3.625% 10/1/2031[4]		350	169
Compass Diversified Holdings 5.25% 4/15/2029[4]		1,145	981
Compass Diversified Holdings 5.00% 1/15/2032[4]		295	235
Corebridge Financial, Inc. 3.85% 4/5/2029[4]		299	273
Corebridge Financial, Inc. 3.90% 4/5/2032[4]		361	316
Corebridge Financial, Inc. 4.35% 4/5/2042[4]		98	81
Corebridge Financial, Inc. 4.40% 4/5/2052[4]		1,197	955
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[4,5]		250	257
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,5]		275	253
Discover Financial Services 6.70% 11/29/2032		125	127
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[5]		40	38
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[5]		455	371
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[5]		385	284
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[5]		925	859
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[5]		375	351
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[5]		249	220
Intercontinental Exchange, Inc. 4.35% 6/15/2029		500	484
Intercontinental Exchange, Inc. 4.60% 3/15/2033		328	314
Intercontinental Exchange, Inc. 4.95% 6/15/2052		682	635
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[4]		500	416
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[5]		338	330
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[5]		190	155
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[5]		72	67
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[5]		1,710	1,633
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]		500	441
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		100	81
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[5]		330	325
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[5]		371	353
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[5]		195	158
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[5]		225	212
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[5]		269	247
Navient Corp. 6.125% 3/25/2024		82	81
Navient Corp. 5.50% 3/15/2029		500	409
Navient Corp. 5.625% 8/1/2033		950	679
New York Life Global Funding 0.85% 1/15/2026[4]		125	111
Progressive Corp. 3.00% 3/15/2032		350	305
Royal Bank of Canada 6.00% 11/1/2027		555	580
Toronto-Dominion Bank 2.00% 9/10/2031		90	71
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[5]		469	456
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[5]		1,050	1,027
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[5]		30	25
Wells Fargo & Company 4.89% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[5]		420	400
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[5]		241	205
			26,072

Communication services 4.36%
AT&T, Inc. 2.55% 12/1/2033		250	193
AT&T, Inc. 3.50% 9/15/2053		1,775	1,206
CCO Holdings, LLC 4.75% 3/1/2030[4]		450	389
CCO Holdings, LLC 4.75% 2/1/2032[4]		914	743
CCO Holdings, LLC 4.50% 5/1/2032		100	80
CCO Holdings, LLC 4.50% 6/1/2033[4]		200	154
CCO Holdings, LLC 4.25% 1/15/2034[4]		1,850	1,369
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033		200	172
Charter Communications Operating, LLC 3.90% 6/1/2052		1,800	1,137
Comcast Corp. 1.50% 2/15/2031		100	78
Comcast Corp. 2.80% 1/15/2051		1,200	763

Capital Group Fixed Income ETF Trust	11

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
DISH Network Corp. 11.75% 11/15/2027[4]	USD	500	$515
Frontier Communications Corp. 5.00% 5/1/2028[4]		611	534
Gray Escrow II, Inc. 5.375% 11/15/2031[4]		575	415
Meta Platforms, Inc. 3.85% 8/15/2032		1,100	971
Meta Platforms, Inc. 4.45% 8/15/2052		775	620
Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]		100	83
Netflix, Inc. 4.875% 4/15/2028		1,007	975
Netflix, Inc. 4.875% 6/15/2030[4]		840	785
News Corp. 3.875% 5/15/2029[4]		144	125
News Corp. 5.125% 2/15/2032[4]		930	848
Sirius XM Radio, Inc. 4.00% 7/15/2028[4]		430	375
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]		682	533
T-Mobile US, Inc. 2.55% 2/15/2031		975	799
T-Mobile US, Inc. 2.875% 2/15/2031		538	445
T-Mobile US, Inc. 3.40% 10/15/2052		925	626
Univision Communications, Inc. 4.50% 5/1/2029[4]		1,950	1,634
Verizon Communications, Inc. 1.75% 1/20/2031		400	311
Verizon Communications, Inc. 2.55% 3/21/2031		220	181
Verizon Communications, Inc. 3.875% 3/1/2052		1,225	935
VZ Secured Financing BV 5.00% 1/15/2032[4]		200	163
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[4]		841	695
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[4]		440	338
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[4]		847	619
			19,809

Energy 4.04%
Apache Corp. 5.25% 2/1/2042		300	247
Apache Corp. 5.35% 7/1/2049		700	567
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[4]		250	243
BP Capital Markets America, Inc. 2.721% 1/12/2032		500	418
Cheniere Energy Partners, LP 4.00% 3/1/2031		500	426
Cheniere Energy, Inc. 4.625% 10/15/2028		175	159
Chesapeake Energy Corp. 5.875% 2/1/2029[4]		350	332
Chesapeake Energy Corp. 6.75% 4/15/2029[4]		661	644
Chevron Corp. 1.995% 5/11/2027		250	225
CNX Resources Corp. 7.25% 3/14/2027[4]		175	174
CNX Resources Corp. 7.375% 1/15/2031[4]		185	178
ConocoPhillips 3.80% 3/15/2052		250	198
Continental Resources, Inc. 2.875% 4/1/2032[4]		75	56
Energy Transfer Operating, LP 3.75% 5/15/2030		150	133
Energy Transfer Partners, LP 6.25% 4/15/2049		675	631
Enterprise Products Operating, LLC 3.30% 2/15/2053		60	40
EQM Midstream Partners, LP 6.00% 7/1/2025[4]		430	416
EQM Midstream Partners, LP 4.75% 1/15/2031[4]		1,175	963
EQT Corp. 3.90% 10/1/2027		75	69
Exxon Mobil Corp. 2.61% 10/15/2030		400	350
Exxon Mobil Corp. 3.452% 4/15/2051		350	265
Genesis Energy, LP 8.00% 1/15/2027		725	686
Harvest Midstream I, LP 7.50% 9/1/2028[4]		75	72
Hilcorp Energy I, LP 6.00% 4/15/2030[4]		135	120
Hilcorp Energy I, LP 6.25% 4/15/2032[4]		625	540
Kinder Morgan, Inc. 3.60% 2/15/2051		825	572
MPLX, LP 2.65% 8/15/2030		75	61
MPLX, LP 4.95% 9/1/2032		481	452
MV24 Capital BV 6.748% 6/1/2034		343	314
New Fortress Energy, Inc. 6.50% 9/30/2026[4]		200	186
NGL Energy Operating, LLC 7.50% 2/1/2026[4]		1,260	1,124
Oasis Petroleum, Inc. 6.375% 6/1/2026[4]		710	693
Occidental Petroleum Corp. 6.125% 1/1/2031		300	303
Occidental Petroleum Corp. 6.60% 3/15/2046		1,050	1,083
ONEOK, Inc. 4.00% 7/13/2027		50	47
ONEOK, Inc. 6.35% 1/15/2031		40	41

12	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
ONEOK, Inc. 4.50% 3/15/2050	USD	75	$56
ONEOK, Inc. 7.15% 1/15/2051		150	153
Petrobras Global Finance Co. 5.60% 1/3/2031		611	582
Petróleos Mexicanos 6.49% 1/23/2027		1,275	1,165
Petróleos Mexicanos 8.75% 6/2/2029		754	708
Petróleos Mexicanos 6.70% 2/16/2032		254	200
Qatar Petroleum 2.25% 7/12/2031[4]		275	228
Shell International Finance BV 2.75% 4/6/2030		75	66
Shell International Finance BV 3.00% 11/26/2051		1,375	938
Southwestern Energy Co. 4.75% 2/1/2032		725	621
Sunoco, LP 4.50% 4/30/2030		150	130
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[4]		250	213
Weatherford International, Ltd. 6.50% 9/15/2028[4]		100	98
Weatherford International, Ltd. 8.625% 4/30/2030[4]		125	120
Williams Companies, Inc. 2.60% 3/15/2031		55	45
			18,351

Health care 2.67%
AmerisourceBergen Corp. 2.70% 3/15/2031		125	104
Amgen, Inc. 4.05% 8/18/2029		625	585
Amgen, Inc. 4.20% 3/1/2033		675	627
Amgen, Inc. 4.875% 3/1/2053		275	245
Anthem, Inc. 4.10% 5/15/2032		423	395
Anthem, Inc. 4.55% 5/15/2052		203	177
Bausch Health Companies, Inc. 6.125% 2/1/2027[4]		75	52
Bausch Health Companies, Inc. 5.25% 2/15/2031[4]		110	53
Baxter International, Inc. 2.539% 2/1/2032		70	56
Becton, Dickinson and Company 4.298% 8/22/2032		525	493
Centene Corp. 2.45% 7/15/2028		655	554
Centene Corp. 2.625% 8/1/2031		1,575	1,241
Community Health Systems, Inc. 5.25% 5/15/2030[4]		75	57
CVS Health Corp. 1.875% 2/28/2031		50	39
GE Healthcare Holding, LLC 5.905% 11/22/2032[4]		650	676
GE Healthcare Holding, LLC 6.377% 11/22/2052[4]		125	134
HCA, Inc. 3.625% 3/15/2032[4]		79	67
HCA, Inc. 4.625% 3/15/2052[4]		122	96
Humana, Inc. 3.70% 3/23/2029		152	139
Merck & Co., Inc. 1.70% 6/10/2027		50	44
Molina Healthcare, Inc. 3.875% 5/15/2032[4]		800	665
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[4]		75	60
Owens & Minor, Inc. 6.25% 4/1/2030[4]		415	357
Roche Holdings, Inc. 2.076% 12/13/2031[4]		200	163
Tenet Healthcare Corp. 4.875% 1/1/2026[4]		300	284
Tenet Healthcare Corp. 4.375% 1/15/2030[4]		625	542
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		1,717	1,505
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028		100	98
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029		1,192	1,063
UnitedHealth Group, Inc. 5.30% 2/15/2030		325	336
UnitedHealth Group, Inc. 4.20% 5/15/2032		230	219
UnitedHealth Group, Inc. 5.35% 2/15/2033		363	376
UnitedHealth Group, Inc. 4.75% 5/15/2052		255	237
UnitedHealth Group, Inc. 5.875% 2/15/2053		200	217
Zoetis, Inc. 5.60% 11/16/2032		200	208
			12,164

Consumer discretionary 2.45%
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]		650	538
Amazon.com, Inc. 2.10% 5/12/2031		100	82
Amazon.com, Inc. 3.60% 4/13/2032		600	551
Amazon.com, Inc. 3.95% 4/13/2052		400	333
AutoNation, Inc. 3.85% 3/1/2032		300	240
Bayerische Motoren Werke AG 3.45% 4/1/2027[4]		200	189

Capital Group Fixed Income ETF Trust	13

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Bayerische Motoren Werke AG 1.95% 8/12/2031[4]	USD	50	$39
Bayerische Motoren Werke AG 3.70% 4/1/2032[4]		125	112
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]		350	328
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[4]		150	117
Fertitta Entertainment, Inc. 4.625% 1/15/2029[4]		350	297
Fertitta Entertainment, Inc. 6.75% 1/15/2030[4]		425	344
Ford Motor Co. 2.30% 2/10/2025		700	640
Ford Motor Co. 3.25% 2/12/2032		100	75
Ford Motor Credit Company, LLC 5.125% 6/16/2025		483	465
Ford Motor Credit Company, LLC 4.95% 5/28/2027		570	533
General Motors Financial Co. 2.35% 2/26/2027		75	66
Hanesbrands, Inc. 4.625% 5/15/2024[4]		272	264
Home Depot, Inc. 1.375% 3/15/2031		125	97
Hyundai Capital America 1.65% 9/17/2026[4]		100	88
International Game Technology PLC 5.25% 1/15/2029[4]		400	373
Lowe’s Companies, Inc. 4.25% 4/1/2052		81	65
Lowe’s Companies, Inc. 5.625% 4/15/2053		400	385
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[4]		50	43
Marriott International, Inc. 2.75% 10/15/2033		800	613
McDonald’s Corp. 4.60% 9/9/2032		180	176
McDonald’s Corp. 5.15% 9/9/2052		1,165	1,124
Party City Holdings, Inc. 8.75% 2/15/2026[4]		461	134
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[4]		350	284
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		750	552
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]		500	503
Scientific Games Holdings, LP 6.625% 3/1/2030[4]		875	740
Sonic Automotive, Inc. 4.875% 11/15/2031[4]		200	157
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]		600	516
Wheel Pros, Inc. 6.50% 5/15/2029[4]		275	98
			11,161

Industrials 2.40%
Allegiant Travel Co. 7.25% 8/15/2027[4]		276	263
Ashtead Capital, Inc. 5.50% 8/11/2032[4]		1,100	1,055
Boeing Company 2.75% 2/1/2026		115	107
Boeing Company 3.625% 2/1/2031		1,992	1,750
Boeing Company 5.805% 5/1/2050		855	797
Bombardier, Inc. 7.125% 6/15/2026[4]		220	214
Bombardier, Inc. 7.875% 4/15/2027[4]		1,195	1,162
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		1,125	762
Carrier Global Corp. 2.722% 2/15/2030		100	84
CoreLogic, Inc. 4.50% 5/1/2028[4]		300	231
CSX Corp. 2.50% 5/15/2051		550	337
Eaton Corp. 4.15% 3/15/2033		266	248
Eaton Corp. 4.70% 8/23/2052		107	97
Lockheed Martin Corp. 5.10% 11/15/2027		228	233
Lockheed Martin Corp. 5.25% 1/15/2033		271	280
Lockheed Martin Corp. 5.70% 11/15/2054		212	223
Maxar Technologies, Inc. 7.75% 6/15/2027[4]		475	494
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]		54	54
Raytheon Technologies Corp. 2.375% 3/15/2032		80	65
Raytheon Technologies Corp. 2.82% 9/1/2051		925	603
Spirit AeroSystems, Inc. 9.375% 11/30/2029[4]		683	720
TransDigm, Inc. 4.625% 1/15/2029		400	352
Union Pacific Corp. 2.80% 2/14/2032		300	260
Union Pacific Corp. 2.95% 3/10/2052		650	443
United Airlines, Inc. 4.625% 4/15/2029[4]		100	87
			10,921

14	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 2.13%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[4]	USD	200	$174
Alabama Power Co. 3.94% 9/1/2032		525	484
Consumers Energy Co. 3.60% 8/15/2032		315	288
Consumers Energy Co. 3.10% 8/15/2050		195	137
Consumers Energy Co. 3.50% 8/1/2051		80	61
Consumers Energy Co. 2.65% 8/15/2052		505	320
Duke Energy Corp. 5.00% 8/15/2052		275	246
Duke Energy Florida, LLC 5.95% 11/15/2052		125	134
Edison International 6.95% 11/15/2029		150	157
Entergy Louisiana, LLC 4.75% 9/15/2052		200	181
FirstEnergy Corp. 2.65% 3/1/2030		1,055	862
Florida Power & Light Company 2.875% 12/4/2051		150	101
MidAmerican Energy Holdings Co. 2.70% 8/1/2052		50	32
Northern States Power Co. 2.60% 6/1/2051		50	32
Northern States Power Co. 4.50% 6/1/2052		350	319
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032[4]		625	614
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051		175	115
Pacific Gas and Electric Co. 3.15% 1/1/2026		40	37
Pacific Gas and Electric Co. 4.65% 8/1/2028		100	92
Pacific Gas and Electric Co. 4.55% 7/1/2030		755	686
Pacific Gas and Electric Co. 3.25% 6/1/2031		200	163
Pacific Gas and Electric Co. 3.50% 8/1/2050		2,100	1,312
PG&E Corp. 5.25% 7/1/2030		550	501
Southern California Edison Co. 2.75% 2/1/2032		1,065	895
Southern California Edison Co. 3.45% 2/1/2052		1,015	727
Union Electric Co. 3.90% 4/1/2052		275	223
Virginia Electric and Power Co. 2.40% 3/30/2032		50	41
Virginia Electric and Power Co. 2.45% 12/15/2050		81	48
WEC Energy Group, Inc. 5.15% 10/1/2027		175	177
Xcel Energy, Inc. 2.35% 11/15/2031		40	32
Xcel Energy, Inc. 4.60% 6/1/2032		500	479
			9,670

Consumer staples 1.79%
7-Eleven, Inc. 1.80% 2/10/2031[4]		725	555
Altria Group, Inc. 3.40% 5/6/2030		100	86
Altria Group, Inc. 3.70% 2/4/2051		890	561
Anheuser-Busch InBev NV 4.50% 6/1/2050		1,095	964
British American Tobacco PLC 2.259% 3/25/2028		100	83
British American Tobacco PLC 4.742% 3/16/2032		250	222
British American Tobacco PLC 4.758% 9/6/2049		887	646
British American Tobacco PLC 3.984% 9/25/2050		375	247
British American Tobacco PLC 5.65% 3/16/2052		604	500
Conagra Brands, Inc. 5.40% 11/1/2048		525	488
Constellation Brands, Inc. 4.35% 5/9/2027		326	318
Constellation Brands, Inc. 4.75% 5/9/2032		173	167
Imperial Tobacco Finance PLC 6.125% 7/27/2027[4]		200	199
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		40	35
Kraft Heinz Company 5.50% 6/1/2050		75	72
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[4]		250	217
PepsiCo, Inc. 1.95% 10/21/2031		50	40
Philip Morris International, Inc. 5.125% 11/17/2027		615	621
Philip Morris International, Inc. 5.625% 11/17/2029		335	341
Philip Morris International, Inc. 5.75% 11/7/2032		600	613
Post Holdings, Inc. 4.625% 4/15/2030[4]		200	173
Post Holdings, Inc. 4.50% 9/15/2031[4]		1,136	957
TreeHouse Foods, Inc. 4.00% 9/1/2028		50	43
			8,148

Capital Group Fixed Income ETF Trust	15

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials 1.76%
Anglo American Capital PLC 2.25% 3/17/2028[4]	USD	200	$169
Anglo American Capital PLC 4.75% 3/16/2052[4]		200	167
Ball Corp. 6.875% 3/15/2028		640	658
Braskem Idesa SAPI 6.99% 2/20/2032		200	143
Celanese US Holdings, LLC 6.379% 7/15/2032		125	119
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]		300	265
Dow Chemical Co. 3.60% 11/15/2050		40	29
First Quantum Minerals, Ltd. 6.875% 10/15/2027[4]		1,050	987
FXI Holdings, Inc. 12.25% 11/15/2026[4]		700	581
Glencore Funding, LLC 2.625% 9/23/2031[4]		200	160
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]		230	183
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]		950	647
LABL, Inc. 5.875% 11/1/2028[4]		75	65
LSB Industries, Inc. 6.25% 10/15/2028[4]		100	92
LYB International Finance III, LLC 3.625% 4/1/2051		75	51
Methanex Corp. 5.25% 12/15/2029		550	489
Nova Chemicals Corp. 4.25% 5/15/2029[4]		1,325	1,085
Nutrien, Ltd. 5.90% 11/7/2024		220	223
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[4]		492	423
Sherwin-Williams Company 2.90% 3/15/2052		1,085	680
South32 Treasury (USA), Ltd. 4.35% 4/14/2032[4]		209	179
Yara International ASA 7.378% 11/14/2032[4]		586	613
			8,008

Information technology 1.47%
Analog Devices, Inc. 1.70% 10/1/2028		25	21
Analog Devices, Inc. 2.95% 10/1/2051		583	396
Apple, Inc. 3.35% 8/8/2032		350	319
Apple, Inc. 2.65% 2/8/2051		900	598
Apple, Inc. 2.70% 8/5/2051		435	289
Apple, Inc. 3.95% 8/8/2052		364	311
Block, Inc. 3.50% 6/1/2031		100	80
Broadcom, Inc. 4.00% 4/15/2029[4]		46	42
Broadcom, Inc. 4.15% 4/15/2032[4]		908	799
Broadcom, Inc. 2.60% 2/15/2033[4]		200	151
Broadcom, Inc. 3.469% 4/15/2034[4]		450	360
Broadcom, Inc. 3.137% 11/15/2035[4]		156	115
Broadcom, Inc. 3.187% 11/15/2036[4]		450	325
Broadcom, Inc. 4.926% 5/15/2037[4]		700	613
Entegris Escrow Corp. 4.75% 4/15/2029[4]		445	407
Mastercard, Inc. 2.00% 11/18/2031		80	64
Oracle Corp. 2.875% 3/25/2031		186	155
Sabre GLBL, Inc. 11.25% 12/15/2027[4]		300	309
salesforce.com, inc. 2.90% 7/15/2051		1,200	792
ServiceNow, Inc. 1.40% 9/1/2030		100	77
Tibco Software Inc, Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.180% 9/29/2028[3,6]		500	445
			6,668

Real estate 1.25%
American Tower Corp. 2.30% 9/15/2031		80	62
American Tower Corp. 4.05% 3/15/2032		229	205
American Tower Corp. 2.95% 1/15/2051		675	421
Equinix, Inc. 2.15% 7/15/2030		350	279
Equinix, Inc. 2.50% 5/15/2031		400	322
Equinix, Inc. 3.40% 2/15/2052		460	315
Howard Hughes Corp. 4.375% 2/1/2031[4]		375	304
Iron Mountain, Inc. 4.50% 2/15/2031[4]		900	742
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029		575	457
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030		975	745
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031		200	151
Sun Communities Operating, LP 2.70% 7/15/2031		40	32

16	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Sun Communities Operating, LP 4.20% 4/15/2032	USD	649	$573
VICI Properties, LP 3.875% 2/15/2029[4]		75	66
VICI Properties, LP 4.125% 8/15/2030[4]		250	219
VICI Properties, LP 5.125% 5/15/2032		875	812
			5,705

Total corporate bonds, notes & loans			136,677

U.S. Treasury bonds & notes 23.69%
U.S. Treasury 17.64%
U.S. Treasury 4.25% 10/15/2025		8,150	8,146
U.S. Treasury 4.50% 11/15/2025		5,200	5,233
U.S. Treasury 4.00% 12/15/2025		24,400	24,247
U.S. Treasury 4.125% 9/30/2027		5,375	5,396
U.S. Treasury 4.125% 10/31/2027		5,690	5,712
U.S. Treasury 3.875% 11/30/2027		6,700	6,664
U.S. Treasury 2.75% 8/15/2032		6,138	5,588
U.S. Treasury 4.125% 11/5/2032		5,798	5,913
U.S. Treasury 4.00% 11/15/2042[7]		13,630	13,355
			80,254

U.S. Treasury inflation-protected securities 6.05%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]		17,201	17,178
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7,8]		11,818	10,339
			27,517

Total U.S. Treasury bonds & notes			107,771

Asset-backed obligations 7.33%
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 5.988% 4/21/2031[1,3,4]		1,500	1,480
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 5.929% 10/15/2029[1,3,4]		500	488
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,4]		701	683
American Credit Acceptance Receivables Trust, Series 2022-2, Class F, 7.74% 2/13/2029[1,4]		1,647	1,474
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,4]		2,394	2,385
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 7/15/2025[1,4]		1,000	969
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]		490	429
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 5/20/2032[1,4]		750	714
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,4]		460	451
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,4]		1,250	1,188
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,4]		1,000	967
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,4]		1,000	959
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[1]		268	265
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]		117	110
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 10/15/2029[1,4]		1,443	1,256
Exeter Automobile Receivables Trust, Series 2022-3A, Class E, 8.17% 1/15/2030[1,4]		2,000	1,945
Exeter Automobile Receivables Trust, Series 2022-5, Class E, 10.45% 4/15/2030[1,4]		3,000	2,953
Exeter Automobile Receivables Trust, Series 2022-6, Class E, 11.61% 6/17/2030[1,4]		4,000	4,047
FirstKey Homes Trust, Series 2022-SFR2, Class S, 5.197% 5/17/2039[1,4]		456	420
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,4]		300	248
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,9]		465	465
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,9]		3,500	3,499
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]		1,193	1,163
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,4]		337	315
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]		796	813

Capital Group Fixed Income ETF Trust	17

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,4]	USD	208	$189
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,4]		2,000	1,967
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,4]		1,562	1,493
			33,335

Bonds & notes of governments & government agencies outside the U.S. 1.53%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[4]		300	248
Angola (Republic of) 8.75% 4/14/2032[4]		800	695
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[5]		1,100	299
Chile (Republic of) 2.45% 1/31/2031		400	333
Chile (Republic of) 4.34% 3/7/2042		200	170
Colombia (Republic of) 8.00% 4/20/2033		280	281
Dominican Republic 4.50% 1/30/2030[4]		500	428
Egypt (Arab Republic of) 8.75% 9/30/2051		1,839	1,242
Export-Import Bank of India 2.25% 1/13/2031[4]		250	198
Mongolia (State of) 4.45% 7/7/2031		500	390
Panama (Republic of) 2.252% 9/29/2032		1,000	744
South Africa (Republic of) 5.875% 4/20/2032		1,003	908
United Mexican States 4.50% 4/22/2029		450	430
United Mexican States 4.875% 5/19/2033		620	570
			6,936

Total bonds, notes & other debt instruments (cost: $460,080,000)			448,767

Short-term securities 10.96%		Shares
Money market investments 10.96%
Capital Group Central Cash Fund 4.31%[10,11]		498,858	49,881

Total short-term securities (cost: $49,878,000)			49,881
Total investment securities 109.63% (cost: $509,958,000)			498,648
Other assets less liabilities (9.63)%			(43,820)

Net assets 100.00%			$454,828

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2022 (000)
2 Year U.S. Treasury Note Futures	Long	152	March 2023	USD	31,172	$37
5 Year U.S. Treasury Note Futures	Long	156	March 2023		16,837	(97)
10 Year U.S. Treasury Note Futures	Long	118	March 2023		13,251	(194)
10 Year U.S. Treasury Note Futures	Short	412	March 2023		(48,732)	382
30 Year Ultra U.S. Treasury Bond Futures	Short	9	March 2023		(1,209)	(3)
30 Year U.S. Treasury Bond Futures	Long	57	March 2023		7,145	(90)
						$35

18	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	12/31/2022 (000)	paid (000)	at 12/31/2022 (000)
SOFR	Annual	2.121%	Annual	3/28/2024	USD5,700	$185	$ —	$185

Bilateral interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium	Unrealized depreciation
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)	12/31/2022 (000)	paid (000)	at 12/31/2022 (000)
12.54%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$(1)	$—	$(1)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 12/31/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	$10,400	$(86)	$(89)	$3

Investments in affiliates11

	Value of affiliate at 2/22/2022[12] (000)	Additions (000)	Reductions (000)	Net realized loss (000)		Net unrealized appreciation (000)	Value of affiliate at 12/31/2022 (000)	Dividend income (000)
Short-term securities 10.96%
Money market investments 10.96%
Capital Group Central Cash Fund 4.31%[10]	$—	$236,670	$186,792	$—	[13]	$3	$49,881	$1,249

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $97,533,000, which represented 21.44% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $445,000, which represented 0.10% of the net assets of the fund.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,273,000, which represented .28% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Value determined using significant unobservable inputs.
[10]	Rate represents the seven-day yield at December 31, 2022.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Commencement of operations.
[13]	Amount less than one thousand.

Capital Group Fixed Income ETF Trust	19

Capital Group Core Plus Income ETF (continued)

Key to abbreviations

Assn. = Association
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group

DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars

Refer to the notes to financial statements.

20	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF

Investment portfolio December 31, 2022

Portfolio quality summary*	Percent of net assets
AAA/Aaa	8.20%
AA/Aa	32.95
A/A	20.71
BBB/Baa	11.83
Below investment grade	12.29
Short-term securities & other assets less liabilities	14.02

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 85.98%	Principal amount (000)		Value (000)
Alabama 2.59%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 5.25% 2/1/2053 (put 6/1/2029)	USD	600	$626
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 12/1/2049 (put 12/1/2025)		500	495
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)		750	787
			1,908

Arizona 1.00%
County of Maricopa, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.375% 12/1/2031 (put 6/3/2024)		750	736

California 5.41%
Escondido Union High School Dist., G.O. Bonds, 2008 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028		500	418
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2032		500	596
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[1]		500	372
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-D, AMT, 5.00% 5/15/2026		495	520
Monrovia Unified School Dist., G.O. Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032		750	524
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044		500	512
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2027		500	541
Stockton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-D, Assured Guaranty Municipal insured, 0% 8/1/2033		725	496
			3,979

Colorado 2.58%
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028		500	537
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 9/1/2027		500	432
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 12/1/2049		500	441
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033		500	488
			1,898

Capital Group Fixed Income ETF Trust	21

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut 0.68%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	USD	500	$503

Delaware 0.61%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029		460	451

District of Columbia 0.99%
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 4.00% 7/15/2020		750	727

Florida 1.28%
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[1]		500	443
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049		500	500
			943

Georgia 3.30%
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)		695	679
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)		500	496
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2027		620	659
Private Colleges and Universities Auth., Rev. Bonds (Emory University), Series 2022-A, 5.00% 9/1/2032		500	599
			2,433

Guam 0.68%
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046		500	501

Illinois 8.16%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030		500	511
City of Chicago, G.O. Bonds, Series 2021-A, 4.00% 1/1/2035		500	470
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028		500	521
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A, 4.00% 11/1/2030		500	506
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 4.00% 11/15/2039		500	457
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 0.40% 11/1/2044 (put 11/1/2023)		500	501
G.O. Bonds, Series 2016, 4.00% 6/1/2033		1,060	996
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 6/15/2030		1,055	788
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2029		510	552
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029		665	704
			6,006

Indiana 2.28%
Fin. Auth., Environmental Improvement Rev. Bonds (Fulcrum Centerpoint, LLC Project), Series 2022-A, AMT, 4.50% 12/15/2046 (put 12/1/2023)		750	750
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026		500	489
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030		500	443
			1,682

22	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Iowa 0.65%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)	USD	500	$479

Kansas 0.74%
Dev. Fin. Auth., Hospital Rev. Bonds (Advent Health Obligated Group), Series 2021-B, 5.00% 11/15/2054 (put 11/15/2028)		500	542

Kentucky 0.66%
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)		500	485

Maryland 1.84%
County of Montgomery, Rev. Ref. Bonds (Dept. of Liquor Control), Series 2019-A, 4.00% 6/15/2037		750	785
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034		700	570
			1,355

Massachusetts 0.71%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026		500	525

Michigan 1.42%
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2041		500	522
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2033		500	523
			1,045

Minnesota 0.66%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052		500	484

Missouri 0.69%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050		515	509

Nevada 3.24%
Dept. of Business and Industry, Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2001, AMT, 3.75% 12/1/2026 (put 6/1/2023)[1]		700	699
County of Clark, Limited Tax G.O. Park Improvement Bonds, Series 2018, 5.00% 12/1/2031		600	671
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement Bonds, Series 2022-A, 4.00% 6/1/2035		500	519
City of North Las Vegas, Special Improvement Dist. No. 65 (Northern Beltway Commercial Area), Local Improvement Bonds, Series 2017, 4.00% 12/1/2027[1]		505	496
			2,385

Capital Group Fixed Income ETF Trust	23

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey 4.25%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	USD	500	$498
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032		500	541
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033		500	531
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051		500	493
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2027		500	539
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2036		500	524
			3,126

New York 9.85%
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.00% 6/1/2032[1]		250	250
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]		500	470
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028		805	836
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		500	503
New York City G.O. Bonds, Series 2022-A-1, 5.00% 9/1/2034		500	577
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-CC-1, 4.00% 6/15/2037		750	743
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2/1/2030		500	521
Port Auth., Consolidated Bonds, Series 178, AMT, 5.00% 12/1/2025		560	567
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 3/15/2029		500	567
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026		500	462
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034		500	531
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033		500	506
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2022-E-1, 5.00% 11/15/2027		650	717
			7,250

North Carolina 1.41%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030		500	539
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050		500	501
			1,040

Ohio 2.01%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055		500	435
County of Cuyahoga, Metropolitan Housing Auth., Multifamily Housing Rev. Bonds (Wade Park Apartments), Series 2022, 4.75% 12/1/2027 (put 12/1/2025)		460	473
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 5.00% 11/1/2031		500	573
			1,481

24	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania 6.23%
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[1]	USD	500	$473
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 12/31/2030		700	750
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034		500	506
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 2.60% 6/1/2044 (put 2022)		750	750
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2015, 5.00% 8/15/2026		500	528
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 9/1/2026		500	532
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027		500	547
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026		500	504
			4,590

Puerto Rico 2.95%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[1]		500	402
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 0.67% 7/1/2029		500	450
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033		500	435
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037		500	410
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 4.50% 7/1/2034		500	473
			2,170

South Carolina 0.71%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029		500	526

Tennessee 1.69%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042		500	496
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049		750	745
			1,241

Texas 6.43%
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 5.00% 1/1/2032		500	553
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2030		500	554
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035		635	718
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 8/1/2034		750	821
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 5/15/2026		500	536
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2036		500	506
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2033		500	550
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2021, 4.00% 3/1/2040		500	498
			4,736

Utah 0.73%
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028		500	535

Capital Group Fixed Income ETF Trust	25

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Vermont 0.66%
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[1]	USD	500	$487

Virgin Islands 0.70%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026		500	514

Virginia 0.61%
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029		500	452

Washington 4.20%
G.O. Bonds, Series 2020-A, 5.00% 8/1/2039		650	708
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-B, 5.00% 8/15/2025		500	522
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035		489	431
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048		470	471
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031		500	458
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030		500	500
			3,090

West Virginia 0.68%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)		500	499

Wisconsin 2.70%
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2030		700	770
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2041		500	494
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030		750	721
			1,985

Total bonds, notes & other debt instruments (cost: $62,150,000)			63,298

Short-term securities 6.66%
Municipals 6.66%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.50% 11/15/2052		400	400
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-B-4, 3.52% 1/1/2043		1,000	1,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 3.50% 4/1/2038		2,000	2,000
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 3.56% 12/1/2042		1,500	1,500
			4,900

Total short-term securities (cost: $4,900,000)			4,900
Total investment securities 92.64% (cost: $67,050,000)			68,198
Other assets less liabilities 7.36%			5,418

Net assets 100.00%			$73,616

26	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,092,000, which represented 5.56% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	27

Capital Group U.S. Multi-Sector Income ETF

Investment portfolio December 31, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.74%
AAA/Aaa	3.40
AA/Aa	10.89
A/A	15.00
BBB/Baa	22.45
Below investment grade	41.31
Short-term securities & other assets less liabilities	6.21
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.79%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 75.06%
Financials 13.47%
AerCap Ireland Capital DAC 3.85% 10/29/2041	USD	535	$380
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		290	293
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		125	112
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		285	257
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[2]		245	232
American International Group, Inc. 4.375% 6/30/2050		160	136
AmWINS Group, Inc. 4.875% 6/30/2029[1]		195	166
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]		180	149
AssuredPartners, Inc. 5.625% 1/15/2029[1]		155	128
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]		250	209
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]		400	391
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[2]		260	239
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[2]		110	105
Charles Schwab Corp. 2.45% 3/3/2027		195	178
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[2]		200	188
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]		234	242
Coinbase Global, Inc. 3.625% 10/1/2031[1]		125	60
Compass Diversified Holdings 5.25% 4/15/2029[1]		435	373
Corebridge Financial, Inc. 3.90% 4/5/2032[1]		225	197
Corebridge Financial, Inc. 4.40% 4/5/2052[1]		195	156
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		295	230
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]		235	200
Discover Financial Services 6.70% 11/29/2032		60	61
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]		515	420
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]		380	295
HUB International, Ltd. 7.00% 5/1/2026[1]		135	132
HUB International, Ltd. 5.625% 12/1/2029[1]		105	92
Intercontinental Exchange, Inc. 3.00% 6/15/2050		385	261
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		280	233
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]		100	98
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]		150	115

28	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[2]	USD	345	$320
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[2]		250	239
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]		200	176
LPL Holdings, Inc. 4.00% 3/15/2029[1]		210	183
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[2]		130	128
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]		325	306
MSCI, Inc. 3.25% 8/15/2033[1]		265	205
National Financial Partners Corp. 6.875% 8/15/2028[1]		260	215
Navient Corp. 5.625% 8/1/2033		300	214
Oxford Finance, LLC 6.375% 2/1/2027[1]		135	126
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR Index + 2.14% on 10/28/2032)[2]		63	66
Power Financial Corp., Ltd. 3.35% 5/16/2031		250	208
Royal Bank of Canada 6.00% 11/1/2027		124	129
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		160	139
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[2]		36	37
Wells Fargo & Company 4.89% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[2]		545	519
			9,538

Energy 10.25%
Apache Corp. 5.25% 2/1/2042		175	144
Apache Corp. 5.35% 7/1/2049		100	81
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		200	179
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[1]		153	140
BP Capital Markets America, Inc. 1.749% 8/10/2030		195	156
California Resources Corp. 7.125% 2/1/2026[1]		165	159
Callon Petroleum Co. 7.50% 6/15/2030[1]		130	119
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		70	59
Cheniere Energy Partners, LP 3.25% 1/31/2032		245	195
Cheniere Energy, Inc. 4.625% 10/15/2028		185	168
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		215	204
Chevron Corp. 1.995% 5/11/2027		230	207
CNX Resources Corp. 7.375% 1/15/2031[1]		225	216
Comstock Resources, Inc. 5.875% 1/15/2030[1]		205	177
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]		75	75
Energy Transfer Partners, LP 6.25% 4/15/2049		234	219
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		370	303
EQT Corp. 3.625% 5/15/2031[1]		80	68
Exxon Mobil Corp. 2.61% 10/15/2030		175	153
Exxon Mobil Corp. 3.452% 4/15/2051		325	246
Genesis Energy, LP 8.00% 1/15/2027		220	208
Harvest Midstream I, LP 7.50% 9/1/2028[1]		100	96
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		250	216
Kinder Morgan, Inc. 4.80% 2/1/2033		200	186
Kinder Morgan, Inc. 5.45% 8/1/2052		70	63
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]		155	147
MPLX, LP 4.95% 9/1/2032		270	254
MPLX, LP 4.95% 3/14/2052		165	136
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		270	251
NGL Energy Operating, LLC 7.50% 2/1/2026[1]		275	245
NGL Energy Partners, LP 7.50% 11/1/2023		65	63
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		222	213
Occidental Petroleum Corp. 6.625% 9/1/2030		125	129
Occidental Petroleum Corp. 6.125% 1/1/2031		150	152
Occidental Petroleum Corp. 6.60% 3/15/2046		100	103
Petróleos Mexicanos 6.49% 1/23/2027		150	137
Range Resources Corp. 4.75% 2/15/2030[1]		215	190
Shell International Finance BV 3.00% 11/26/2051		340	232
Southwestern Energy Co. 4.75% 2/1/2032		350	300
Sunoco, LP 4.50% 5/15/2029		205	180
Total Capital International 3.13% 5/29/2050		135	96

Capital Group Fixed Income ETF Trust	29

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	USD	100	$85
Western Gas Partners, LP 4.50% 3/1/2028		155	143
Williams Companies, Inc. 4.65% 8/15/2032		175	163
			7,256

Communication services 8.42%
AT&T, Inc. 2.25% 2/1/2032		165	130
AT&T, Inc. 3.50% 9/15/2053		180	122
AT&T, Inc. 3.55% 9/15/2055		190	128
CCO Holdings, LLC 4.50% 6/1/2033[1]		250	192
CCO Holdings, LLC 4.25% 1/15/2034[1]		525	388
Charter Communications Operating, LLC 2.30% 2/1/2032		135	100
Charter Communications Operating, LLC 3.70% 4/1/2051		375	229
Comcast Corp. 1.50% 2/15/2031		215	168
DISH Network Corp. 11.75% 11/15/2027[1]		245	253
Frontier Communications Corp. 5.00% 5/1/2028[1]		220	192
Gray Escrow II, Inc. 5.375% 11/15/2031[1]		223	161
Lamar Media Corp. 3.625% 1/15/2031		230	190
Meta Platforms, Inc. 3.85% 8/15/2032		415	366
Meta Platforms, Inc. 4.45% 8/15/2052		345	276
Netflix, Inc. 4.875% 4/15/2028		315	305
Netflix, Inc. 5.875% 11/15/2028		120	122
Netflix, Inc. 5.375% 11/15/2029[1]		90	87
News Corp. 3.875% 5/15/2029[1]		320	278
Nexstar Escrow Corp. 5.625% 7/15/2027[1]		155	143
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		385	301
Sprint Corp. 6.875% 11/15/2028		195	203
Tencent Holdings, Ltd. 3.24% 6/3/2050		200	127
T-Mobile US, Inc. 2.55% 2/15/2031		350	287
T-Mobile US, Inc. 3.40% 10/15/2052		130	88
Univision Communications, Inc. 4.50% 5/1/2029[1]		370	310
Verizon Communications, Inc. 2.355% 3/15/2032		280	223
Verizon Communications, Inc. 2.875% 11/20/2050		80	51
Verizon Communications, Inc. 3.55% 3/22/2051		160	115
Warner Music Group 3.875% 7/15/2030[1]		140	121
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[1]		160	132
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[1]		240	175
			5,963

Consumer discretionary 8.00%
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		320	265
Amazon.com, Inc. 4.70% 12/1/2032		155	154
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		180	152
Bath & Body Works, Inc. 6.875% 11/1/2035		230	205
Boyd Gaming Corp. 4.75% 12/1/2027		145	135
Boyne USA, Inc. 4.75% 5/15/2029[1]		175	155
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		190	155
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]		105	103
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[1]		195	175
Cedar Fair, LP 5.50% 5/1/2025[1]		100	99
Fertitta Entertainment, Inc. 4.625% 1/15/2029[1]		75	64
Fertitta Entertainment, Inc. 6.75% 1/15/2030[1]		150	121
First Student Bidco, Inc. 4.00% 7/31/2029[1]		210	174
Ford Motor Co. 6.10% 8/19/2032		175	162
Ford Motor Credit Company, LLC 3.815% 11/2/2027		360	317
Hanesbrands, Inc. 4.875% 5/15/2026[1]		225	201
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[1]		225	189
Home Depot, Inc. 2.375% 3/15/2051		130	78
International Game Technology PLC 5.25% 1/15/2029[1]		230	215
Lowe’s Companies, Inc. 5.625% 4/15/2053		50	48
Marriott International, Inc. 3.50% 10/15/2032		110	92
McDonald’s Corp. 4.60% 9/9/2032		190	186

30	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
McDonald’s Corp. 5.15% 9/9/2052	USD	125	$121
Mohegan Gaming & Entertainment 8.00% 2/1/2026[1]		96	90
Party City Holdings, Inc. 8.75% 2/15/2026[1]		230	67
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		285	231
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		90	72
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		125	126
Sands China, Ltd. 3.75% 8/8/2031[2]		200	158
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		240	203
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		229	184
Stellantis Finance US, Inc. 2.691% 9/15/2031[1]		305	233
Vail Resorts, Inc. 6.25% 5/15/2025[1]		90	90
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		235	222
Wheel Pros, Inc. 6.50% 5/15/2029[1]		100	35
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 8.825% 5/11/2028[3,4]		100	68
Wyndham Worldwide Corp. 4.375% 8/15/2028[1]		105	94
Wynn Las Vegas, LLC 4.25% 5/30/2023[1]		125	123
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		120	103
			5,665

Health care 6.43%
AmerisourceBergen Corp. 2.70% 3/15/2031		160	133
Amgen, Inc. 4.20% 3/1/2033		260	241
Amgen, Inc. 3.00% 1/15/2052		200	129
Avantor Funding, Inc. 3.875% 11/1/2029[1]		275	231
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		125	60
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		170	83
Baxter International, Inc. 2.539% 2/1/2032		270	215
Becton, Dickinson and Company 4.298% 8/22/2032		100	94
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		27	22
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		260	206
Centene Corp. 2.45% 7/15/2028		240	203
Centene Corp. 2.50% 3/1/2031		495	388
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		160	142
GE Healthcare Holding, LLC 5.905% 11/22/2032[1]		150	156
GE Healthcare Holding, LLC 6.377% 11/22/2052[1]		100	107
HCA, Inc. 2.375% 7/15/2031		150	117
HealthEquity, Inc. 4.50% 10/1/2029[1]		100	88
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		235	195
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[1]		205	163
Radiology Partners, Inc. 9.25% 2/1/2028[1]		125	70
Surgery Center Holdings 10.00% 4/15/2027[1]		29	30
Tenet Healthcare Corp. 6.125% 10/1/2028[1]		125	112
Tenet Healthcare Corp. 4.375% 1/15/2030[1]		155	134
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		250	219
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028		255	249
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029		200	178
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032		51	52
UnitedHealth Group, Inc. 5.30% 2/15/2030		75	77
UnitedHealth Group, Inc. 5.35% 2/15/2033		105	109
UnitedHealth Group, Inc. 2.90% 5/15/2050		130	89
UnitedHealth Group, Inc. 5.875% 2/15/2053		35	38
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[1]		200	170
Zoetis, Inc. 5.60% 11/16/2032		50	52
			4,552

Industrials 6.28%
Allegiant Travel Co. 7.25% 8/15/2027[1]		125	119
Ashtead Capital, Inc. 5.50% 8/11/2032[1]		200	192
Boeing Company 3.625% 2/1/2031		200	176
Boeing Company 5.705% 5/1/2040		80	77
Boeing Company 5.805% 5/1/2050		205	191
Bombardier, Inc. 7.125% 6/15/2026[1]		130	126

Capital Group Fixed Income ETF Trust	31

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Bombardier, Inc. 7.875% 4/15/2027[1]	USD	215	$209
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052		225	151
BWX Technologies, Inc. 4.125% 4/15/2029[1]		150	131
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		200	135
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		140	121
CoreLogic, Inc. 4.50% 5/1/2028[1]		140	108
CSX Corp. 2.50% 5/15/2051		220	135
Dun & Bradstreet Corp. 5.00% 12/15/2029[1]		130	111
Eaton Corp. 4.15% 3/15/2033		95	89
Harsco Corp. 5.75% 7/31/2027[1]		155	123
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		95	92
Lockheed Martin Corp. 5.25% 1/15/2033		191	197
Norfolk Southern Corp. 3.05% 5/15/2050		175	118
Raytheon Technologies Corp. 2.82% 9/1/2051		240	157
Republic Services, Inc. 1.45% 2/15/2031		150	116
Sensata Technologies Holding BV 4.00% 4/15/2029[1]		225	194
Spirit AeroSystems, Inc. 4.60% 6/15/2028		70	57
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		182	192
Stericycle, Inc. 3.875% 1/15/2029[1]		175	153
TransDigm, Inc. 6.25% 3/15/2026[1]		135	133
TransDigm, Inc. 4.625% 1/15/2029		100	88
Triumph Group, Inc. 6.25% 9/15/2024[1]		95	90
Uber Technologies, Inc. 8.00% 11/1/2026[1]		155	156
Union Pacific Corp. 2.95% 3/10/2052		395	269
United Rentals, Inc. 5.25% 1/15/2030		160	151
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		90	91
			4,448

Utilities 5.26%
Alabama Power Co. 3.94% 9/1/2032		120	111
CenterPoint Energy, Inc. 2.90% 7/1/2050		240	163
Consumers Energy Co. 3.60% 8/15/2032		75	69
Consumers Energy Co. 2.65% 8/15/2052		190	120
DTE Electric Co. 2.625% 3/1/2031		215	183
Duke Energy Carolinas, LLC 2.45% 8/15/2029		75	65
Duke Energy Corp. 5.00% 8/15/2052		70	63
Duke Energy Florida, LLC 5.95% 11/15/2052		175	187
Edison International 4.125% 3/15/2028		65	60
Edison International 6.95% 11/15/2029		95	99
Entergy Louisiana, LLC 2.90% 3/15/2051		250	161
FirstEnergy Corp. 2.65% 3/1/2030		195	159
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]		150	146
Florida Power & Light Company 2.875% 12/4/2051		120	81
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030		130	107
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051		305	201
Pacific Gas and Electric Co. 3.30% 12/1/2027		240	212
Pacific Gas and Electric Co. 3.25% 6/1/2031		270	220
Pacific Gas and Electric Co. 3.30% 8/1/2040		135	92
Pacific Gas and Electric Co. 3.50% 8/1/2050		180	113
PG&E Corp. 5.25% 7/1/2030		155	141
Southern California Edison Co. 4.70% 6/1/2027		80	78
Southern California Edison Co. 2.50% 6/1/2031		190	157
Southern California Edison Co. 2.95% 2/1/2051		305	197
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		180	158
Virginia Electric and Power Co. 2.30% 11/15/2031		220	178
Xcel Energy, Inc. 3.40% 6/1/2030		230	206
			3,727

32	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 5.19%
7-Eleven, Inc. 1.80% 2/10/2031[1]	USD	180	$138
7-Eleven, Inc. 2.80% 2/10/2051[1]		70	43
Altria Group, Inc. 3.70% 2/4/2051		560	353
Anheuser-Busch InBev NV 5.55% 1/23/2049		150	149
Anheuser-Busch InBev NV 4.50% 6/1/2050		250	220
B&G Foods, Inc. 5.25% 4/1/2025		220	193
British American Tobacco PLC 3.984% 9/25/2050		380	250
Central Garden & Pet Co. 4.125% 4/30/2031[1]		205	170
Conagra Brands, Inc. 5.40% 11/1/2048		170	158
Constellation Brands, Inc. 2.25% 8/1/2031		205	163
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		175	171
Ingles Markets, Inc. 4.00% 6/15/2031[1]		60	51
Kraft Heinz Company 4.375% 6/1/2046		100	82
Kroger Co. 3.95% 1/15/2050		110	86
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		230	190
Performance Food Group, Inc. 4.25% 8/1/2029[1]		245	213
Philip Morris International, Inc. 5.125% 11/17/2027		160	162
Philip Morris International, Inc. 5.625% 11/17/2029		122	124
Philip Morris International, Inc. 5.75% 11/7/2032		150	153
Post Holdings, Inc. 4.625% 4/15/2030[1]		335	290
Prestige Brands International, Inc. 3.75% 4/1/2031[1]		170	140
Simmons Foods, Inc. 4.625% 3/1/2029[1]		220	179
			3,678

Materials 5.07%
Allegheny Technologies, Inc. 4.875% 10/1/2029		155	137
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		150	139
Ball Corp. 6.875% 3/15/2028		325	334
Braskem Idesa SAPI 6.99% 2/20/2032		250	179
CAN-PACK SA 3.875% 11/15/2029[1]		200	158
Celanese US Holdings, LLC 6.379% 7/15/2032		85	81
Element Solutions, Inc. 3.875% 9/1/2028[1]		155	132
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		250	235
FXI Holdings, Inc. 12.25% 11/15/2026[1]		230	191
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]		255	174
Methanex Corp. 5.125% 10/15/2027		80	74
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		135	137
Nova Chemicals Corp. 4.25% 5/15/2029[1]		55	45
Novelis Corp. 3.875% 8/15/2031[1]		155	127
Nutrien, Ltd. 5.90% 11/7/2024		42	43
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		210	181
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		170	137
Scotts Miracle-Gro Co. 4.375% 2/1/2032		145	109
Sealed Air Corp. 4.00% 12/1/2027[1]		100	91
Sherwin-Williams Company 2.90% 3/15/2052		225	141
Summit Materials, LLC 5.25% 1/15/2029[1]		100	93
Valvoline, Inc. 3.625% 6/15/2031[1]		210	173
Venator Finance SARL 9.50% 7/1/2025[1]		95	69
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		195	192
Yara International ASA 7.378% 11/14/2032[1]		206	215
			3,587

Information technology 4.09%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 6.871% 6/13/2024[3,4]		35	31
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 6/13/2025[3,4]		50	38
Analog Devices, Inc. 2.10% 10/1/2031		285	231
Apple, Inc. 3.35% 8/8/2032		150	137
Apple, Inc. 2.40% 8/20/2050		100	63
Apple, Inc. 2.65% 2/8/2051		265	176
Block, Inc. 3.50% 6/1/2031		125	100
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		165	145
Broadcom, Inc. 2.60% 2/15/2033[1]		215	162

Capital Group Fixed Income ETF Trust	33

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 4.926% 5/15/2037[1]	USD	275	$241
CDK Global, Inc. 7.25% 6/15/2029[1]		130	127
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1]		51	36
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 4.00% 6/13/2024[3,4]	EUR	25	23
Gartner, Inc. 3.75% 10/1/2030[1]	USD	125	108
Mastercard, Inc. 1.90% 3/15/2031		200	163
MoneyGram International, Inc. 5.375% 8/1/2026[1]		180	183
PayPal Holdings, Inc. 4.40% 6/1/2032		100	94
PayPal Holdings, Inc. 5.05% 6/1/2052		210	191
Sabre GLBL, Inc. 11.25% 12/15/2027[1]		100	103
salesforce.com, inc. 2.90% 7/15/2051		270	178
ServiceNow, Inc. 1.40% 9/1/2030		245	188
Tibco Software Inc, Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.180% 9/29/2028[3,4]		200	178
			2,896

Real estate 2.60%
American Tower Corp. 2.95% 1/15/2051		315	196
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		185	135
Equinix, Inc. 2.50% 5/15/2031		245	197
Howard Hughes Corp. 4.375% 2/1/2031[1]		190	154
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030		300	229
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		140	113
Medical Properties Trust, Inc. 3.50% 3/15/2031		235	162
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		240	204
Sun Communities Operating, LP 4.20% 4/15/2032		200	177
VICI Properties, LP 5.125% 5/15/2032		250	232
WeWork Companies, LLC 5.00% 7/10/2025[1]		125	42
			1,841

Total corporate bonds, notes & loans			53,151

Mortgage-backed obligations 9.44%
Commercial mortgage-backed securities 8.25%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055[5]		634	561
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032[5]		556	524
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032[5]		500	410
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055[5]		508	438
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.787% 8/15/2039[1,5]		494	494
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.033% 8/15/2039[1,5]		247	246
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,5]		500	406
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.352% 12/15/2036[1,5]		243	236
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.139% 3/25/2050[1,5]		1,360	1,261
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[5]		967	854
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.125% 11/15/2027[1,5]		412	412
			5,842

34	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 1.19%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.239% 2/25/2050[1,5]		USD	429	$428
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 10.389% 8/25/2050[1,5]			389	415
				843

Total mortgage-backed obligations				6,685

Asset-backed obligations 8.55%
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,5]			553	551
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]			681	609
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[5]			500	486
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,5]			810	775
Exeter Automobile Receivables Trust, Series 2022-6, Class E, 11.61% 6/17/2030[1,5]			1,500	1,518
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[5,6]			1,000	1,000
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 3.60% 1/20/2031[1,5]			467	465
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[5]			149	152
Stratus CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[1,5]			500	499
				6,055

U.S. Treasury bonds & notes 0.74%
U.S. Treasury 0.74%
U.S. Treasury 2.75% 8/15/2032			200	182
U.S. Treasury 3.375% 8/15/2042			385	344
				526

Total bonds, notes & other debt instruments (cost: $65,556,000)				66,417

Short-term securities 4.18%	Weighted average yield at acquisition
Federal agency bills and notes 2.47%
Federal Home Loan Bank 1/3/2023	3.956%		350	350
Federal Home Loan Bank 1/10/2023	3.935		700	699
Federal Home Loan Bank 1/11/2023	4.190		500	500
Federal Home Loan Bank 1/13/2023	4.137		200	200
				1,749
Commercial paper 1.68%
Proctor & Gamble 2/21/2023[1]	4.360		1,200	1,192

		Shares
Money market investments 0.03%
Capital Group Central Cash Fund 4.31%[7,8]			206	20

Total short-term securities (cost: $2,962,000)				2,961
Total investment securities 97.97% (cost: $68,518,000)				69,378
Other assets less liabilities 2.03%				1,437

Net assets 100.00%				$70,815

Capital Group Fixed Income ETF Trust	35

Capital Group U.S. Multi-Sector Income ETF (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront	Unrealized
Receive		Pay			Notional		Value at	premium	appreciation
	Payment		Payment	Expiration	amount		12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
4.446%	Annual	SOFR	Annual	1/4/2025	USD	7,800	$—	$—	$—
3.7505%	Annual	SOFR	Annual	1/4/2028		4,900	—	—	—
SOFR	Annual	3.5145%	Annual	1/3/2033		9,700	34	—	34
3.4645%	Annual	SOFR	Annual	1/4/2043		800	—	—	—
SOFR	Annual	3.167	Annual	1/3/2053		3,900	33	—	33
							$67	$—	$67

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 12/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2022 (000)
5.00%	Quarterly	CDX.NA.HY.38	6/20/2027	$1,485	$31	$11	$20

Investments in affiliates8

	Value of affiliate at 10/25/2022[9] (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)		Value of affiliate at 12/31/2022 (000)	Dividend income (000)
Short-term securities 0.03%
Money market investments 0.03%
Capital Group Central Cash Fund 4.31%[7]	$—	$28,822	$28,803	$1	$—	[10]	$20	$28

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $33,059,000, which represented 46.68% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $338,000, which represented 0.47% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at December 31, 2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Commencement of operations.
[10]	Amount less than one thousand.

Key to abbreviations

CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

36	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF

Investment portfolio December 31, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.20%
AAA/Aaa	39.73
AA/Aa	13.73
A/A	20.71
BBB/Baa	21.14
Short-term securities & other assets less liabilities	4.49

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.51%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 49.77%
Financials 15.01%
ACE INA Holdings Inc. 3.35% 5/15/2024	USD	50	$49
AerCap Ireland Capital DAC 1.75% 10/29/2024		395	363
Allstate Corp. 0.75% 12/15/2025		195	173
American Express Co. 3.375% 5/3/2024		150	147
American Express Co. 2.50% 7/30/2024		100	96
American Express Co. 2.25% 3/4/2025		60	57
American International Group, Inc. 2.50% 6/30/2025		290	273
Aon Global, Ltd. 3.875% 12/15/2025		99	97
Australia & New Zealand Banking Group, Ltd. 5.088% 12/8/2025		415	417
Bank of America Corp. 1.319% 10/24/2024 (USD-SOFR + 0.74% on 10/24/2023)[1]		540	518
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[1]		107	100
Bank of America Corp. 0.981% 9/25/2025 (USD-SOFR + 0.91% on 9/25/2024)[1]		420	387
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]		150	147
Bank of New York Mellon Corp., 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]		100	99
Berkshire Hathaway, Inc. 3.125% 3/15/2026		50	48
BNP Paribas 3.375% 1/9/2025[2]		200	193
Capital One Financial Corp. 3.75% 4/24/2024		5	5
Capital One Financial Corp. 3.20% 2/5/2025		65	62
Capital One Financial Corp. 4.25% 4/30/2025		125	123
Charles Schwab Corp. 0.90% 3/11/2026		35	31
Citigroup, Inc. 3.30% 4/27/2025		50	48
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]		1,020	956
Corebridge Financial, Inc. 3.50% 4/4/2025[2]		320	307
Credit Suisse AG (New York Branch) 0.495% 2/2/2024		315	291
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]		150	145
Goldman Sachs Group, Inc. 5.70% 11/1/2024		70	71
Goldman Sachs Group, Inc. 3.50% 4/1/2025		405	390
Groupe BPCE SA 1.625% 1/14/2025[2]		250	233
Intercontinental Exchange, Inc. 3.65% 5/23/2025		115	112
Intercontinental Exchange, Inc. 4.00% 9/15/2027		125	121
JPMorgan Chase & Co. 0.653% 9/16/2024 (3-month USD CME Term SOFR + 0.60% on 9/16/2023)[1]		965	931

Capital Group Fixed Income ETF Trust	37

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[1]	USD	375	$350
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]		250	232
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]		200	200
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]		200	194
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		590	582
Metropolitan Life Global Funding I 3.60% 1/11/2024[2]		240	236
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[1]		800	744
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]		365	336
Morgan Stanley, Series F, 3.875% 4/29/2024		75	74
New York Life Global Funding 0.95% 6/24/2025[2]		265	240
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[1]		230	233
PRICOA Global Funding I 1.15% 12/6/2024[2]		458	424
Royal Bank of Canada 5.66% 10/25/2024		310	314
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[1]		7	7
Toronto-Dominion Bank 0.55% 3/4/2024		250	237
Toronto-Dominion Bank 0.75% 9/11/2025		225	201
U.S. Bancorp 1.45% 5/12/2025		588	546
Wells Fargo & Company 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[1]		400	375
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]		200	189
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]		150	147
Westpac Banking Corp. 3.735% 8/26/2025		125	122
Willis North America, Inc. 3.60% 5/15/2024		464	452
			13,425

Health care 5.51%
AbbVie, Inc. 2.60% 11/21/2024		820	785
AmerisourceBergen Corp. 3.25% 3/1/2025		210	202
Amgen, Inc. 3.625% 5/22/2024		65	64
Amgen, Inc. 1.90% 2/21/2025		340	319
Anthem, Inc. 2.375% 1/15/2025		85	81
AstraZeneca Finance, LLC 0.70% 5/28/2024		70	66
Baxter International, Inc. 1.322% 11/29/2024		135	126
Becton, Dickinson and Company 3.363% 6/6/2024		105	103
Becton, Dickinson and Company 3.734% 12/15/2024		60	59
Boston Scientific Corp. 3.45% 3/1/2024		40	39
Boston Scientific Corp. 1.90% 6/1/2025		85	79
Bristol-Myers Squibb Company 2.90% 7/26/2024		25	24
CVS Health Corp. 2.625% 8/15/2024		325	312
DH Europe Finance II SARL 2.20% 11/15/2024		30	29
Elevance Health, Inc. 3.35% 12/1/2024		145	141
Eli Lilly and Company 2.75% 6/1/2025		205	196
GE Healthcare Holding, LLC 5.55% 11/15/2024[2]		100	100
Gilead Sciences, Inc. 3.70% 4/1/2024		160	157
HCA, Inc. 5.375% 2/1/2025		535	535
Humana, Inc. 3.85% 10/1/2024		340	333
Johnson & Johnson 0.55% 9/1/2025		180	163
Laboratory Corporation of America Holdings 3.60% 2/1/2025		270	262
Merck & Co., Inc. 2.75% 2/10/2025		125	120
Novartis Capital Corp. 3.40% 5/6/2024		55	54
Roche Holdings, Inc. 2.314% 3/10/2027[2]		200	182
Thermo Fisher Scientific, Inc. 1.215% 10/18/2024		185	174
UnitedHealth Group, Inc. 5.15% 10/15/2025		125	127
UnitedHealth Group, Inc. 5.25% 2/15/2028		75	77
Zoetis, Inc. 5.40% 11/14/2025		25	25
			4,934

38	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 4.83%
AT&T, Inc. 0.90% 3/25/2024	USD	780	$741
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2/1/2024		220	217
Charter Communications Operating, LLC 4.908% 7/23/2025		435	427
Comcast Corp. 3.70% 4/15/2024		250	246
Comcast Corp. 3.375% 2/15/2025		280	272
Comcast Corp. 5.25% 11/7/2025		150	152
Netflix, Inc. 5.875% 2/15/2025		500	507
T-Mobile US, Inc. 3.50% 4/15/2025		675	650
Verizon Communications Inc. 3.50% 11/1/2024		195	190
Verizon Communications, Inc. 0.75% 3/22/2024		220	209
Verizon Communications, Inc. 3.376% 2/15/2025		65	63
WarnerMedia Holdings, Inc. 3.528% 3/15/2024[2]		495	480
WarnerMedia Holdings, Inc. 3.788% 3/15/2025[2]		175	167
			4,321

Utilities 4.81%
Alabama Power Co. 3.55% 12/1/2023		65	64
CenterPoint Energy, Inc. 2.40% 9/1/2026		65	60
DTE Electric Co. 3.65% 3/15/2024		470	462
Duke Energy Corp. 5.00% 12/8/2025		125	125
Edison International 4.70% 8/15/2025		320	313
Entergy Louisiana, LLC 0.95% 10/1/2024		645	601
Florida Power & Light Company 3.25% 6/1/2024		125	122
Florida Power & Light Company 3.125% 12/1/2025		155	150
Jersey Central Power & Light Co. 4.70% 4/1/2024[2]		310	306
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]		190	184
NiSource, Inc. 0.95% 8/15/2025		130	117
Oncor Electric Delivery Company, LLC 2.75% 6/1/2024		440	426
Pacific Gas and Electric Co. 3.75% 2/15/2024		220	216
Pacific Gas and Electric Co. 3.45% 7/1/2025		335	317
Public Service Electric and Gas Co. 3.25% 9/1/2023		95	94
Public Service Electric and Gas Co. 3.00% 5/15/2025		140	134
Southern California Edison Co. 4.20% 6/1/2025		255	251
Southern California Edison Co. 5.85% 11/1/2027		35	36
Southwestern Public Service Co. 3.30% 6/15/2024		130	127
Virginia Electric and Power Co. 3.10% 5/15/2025		210	202
			4,307

Consumer staples 3.97%
7-Eleven, Inc. 0.80% 2/10/2024[2]		395	376
Altria Group, Inc. 2.35% 5/6/2025		45	42
British American Tobacco PLC 3.222% 8/15/2024		135	130
Conagra Brands, Inc. 4.30% 5/1/2024		635	627
Constellation Brands, Inc. 4.35% 5/9/2027		150	146
General Mills, Inc. 5.241% 11/18/2025		60	60
Mondelez International, Inc. 1.50% 5/4/2025		255	236
Nestle Holdings, Inc. 4.00% 9/12/2025[2]		205	202
PepsiCo, Inc. 2.75% 4/30/2025		265	254
Philip Morris International, Inc. 2.875% 5/1/2024		40	39
Philip Morris International, Inc. 5.125% 11/15/2024		225	226
Philip Morris International, Inc. 1.50% 5/1/2025		160	148
Philip Morris International, Inc. 5.00% 11/17/2025		245	246
Philip Morris International, Inc. 5.125% 11/17/2027		88	89
Procter & Gamble Company 0.55% 10/29/2025		340	305
Reynolds American, Inc. 4.45% 6/12/2025		400	392
Wal-Mart Stores, Inc. 3.90% 9/9/2025		30	30
			3,548

Capital Group Fixed Income ETF Trust	39

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 3.87%
Boeing Company 2.80% 3/1/2024	USD	125	$121
Boeing Company 4.875% 5/1/2025		565	561
Boeing Company 2.196% 2/4/2026		125	114
Burlington Northern Santa Fe, LLC 3.40% 9/1/2024		125	122
Canadian Pacific Railway, Ltd. 1.35% 12/2/2024		405	378
Carrier Global Corp. 2.242% 2/15/2025		270	255
CSX Corp. 3.40% 8/1/2024		300	293
Eaton Corp. 6.50% 6/1/2025		65	67
General Dynamics Corp. 3.25% 4/1/2025		95	92
Honeywell International, Inc. 1.35% 6/1/2025		280	259
Lockheed Martin Corp. 4.95% 10/15/2025		205	207
Norfolk Southern Corp. 3.85% 1/15/2024		50	49
Northrop Grumman Corp. 2.93% 1/15/2025		325	312
Union Pacific Corp. 3.646% 2/15/2024		95	94
Union Pacific Corp. 3.25% 1/15/2025		135	131
United Technologies Corp. 3.95% 8/16/2025		415	406
			3,461

Information technology 3.23%
Adobe, Inc. 1.90% 2/1/2025		65	61
Analog Devices, Inc. 2.95% 4/1/2025		160	154
Apple, Inc. 2.50% 2/9/2025		125	120
Apple, Inc. 0.55% 8/20/2025		415	375
Broadcom Corp. 3.625% 1/15/2024		155	152
Broadcom Corp. 3.125% 1/15/2025		165	159
Broadcom, Inc. 3.625% 10/15/2024		202	197
Broadcom, Inc. 3.15% 11/15/2025		180	171
Global Payments, Inc. 1.50% 11/15/2024		65	60
Global Payments, Inc. 2.65% 2/15/2025		265	250
Mastercard, Inc. 3.375% 4/1/2024		100	98
Microsoft Corp. 2.875% 2/6/2024		45	44
Microsoft Corp. 2.70% 2/12/2025		360	346
Oracle Corp. 2.40% 9/15/2023		125	123
Oracle Corp. 3.40% 7/8/2024		115	112
Oracle Corp. 2.50% 4/1/2025		385	363
salesforce.com, inc. 0.625% 7/15/2024		5	5
Visa, Inc. 3.15% 12/14/2025		105	101
			2,891

Energy 2.88%
Baker Hughes Holdings, LLC 1.231% 12/15/2023		50	48
BP Capital Markets America, Inc. 3.796% 9/21/2025		55	54
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		270	265
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		50	47
Chevron Corp. 2.895% 3/3/2024		45	44
Chevron USA, Inc. 0.687% 8/12/2025		345	312
ConocoPhillips Co. 2.125% 3/8/2024		200	193
Continental Resources, Inc. 3.80% 6/1/2024		70	68
Energy Transfer Operating, LP 5.875% 1/15/2024		125	125
Energy Transfer, LP 3.90% 5/15/2024		325	317
EQT Corp. 6.125% 2/1/2025[1]		75	75
Exxon Mobil Corp. 2.0019% 8/16/2024		130	125
Exxon Mobil Corp. 2.992% 3/19/2025		330	318
MPLX LP 4.875% 12/1/2024		185	184
ONEOK, Inc. 2.75% 9/1/2024		65	62
Shell International Finance BV 3.25% 5/11/2025		230	223
Total Capital International 3.75% 4/10/2024		45	44
Total Capital International 2.434% 1/10/2025		75	72
			2,576

40	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 2.84%
Amazon.com, Inc. 0.80% 6/3/2025	USD	210	$192
Amazon.com, Inc. 4.60% 12/1/2025		50	50
Bayerische Motoren Werke AG 3.80% 4/6/2023[2]		65	65
Bayerische Motoren Werke AG 3.90% 4/9/2025[2]		205	201
General Motors Financial Co. 1.20% 10/15/2024		500	463
General Motors Financial Co. 2.75% 6/20/2025		5	4
Home Depot, Inc. 3.75% 2/15/2024		125	124
Home Depot, Inc. 2.70% 4/15/2025		45	43
Home Depot, Inc. 4.00% 9/15/2025		60	59
Hyundai Capital America 1.80% 10/15/2025[2]		65	58
Lowe’s Companies, Inc. 4.40% 9/8/2025		80	79
Marriott International, Inc. 3.60% 4/15/2024		270	265
Marriott International, Inc. 5.75% 5/1/2025		195	197
McDonald’s Corp. 3.50% 7/1/2027		100	95
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[2]		150	151
Toyota Motor Credit Corp. 0.50% 6/18/2024		525	493
			2,539

Real estate 1.85%
American Tower Corp. 5.00% 2/15/2024		305	304
Corporate Office Properties, LP 2.25% 3/15/2026		65	57
Equinix, Inc. 2.625% 11/18/2024		185	176
Equinix, Inc. 1.00% 9/15/2025		374	335
Public Storage 0.875% 2/15/2026		90	80
Scentre Group 3.50% 2/12/2025[2]		315	302
Sun Communities Operating, LP 2.30% 11/1/2028		25	21
VICI Properties, LP 4.625% 6/15/2025[2]		395	379
			1,654

Materials 0.97%
Anglo American Capital PLC 3.625% 9/11/2024[2]		205	198
Dow Chemical Co. 4.55% 11/30/2025		65	65
Glencore Funding, LLC 1.625% 4/27/2026[2]		65	57
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]		285	252
Linde, Inc. 4.70% 12/5/2025		40	40
LYB International Finance III, LLC 1.25% 10/1/2025		85	76
Nutrien, Ltd. 5.95% 11/7/2025		29	30
Sherwin-Williams Company 4.05% 8/8/2024		155	153
			871

Total corporate bonds, notes & loans			44,527

Mortgage-backed obligations 33.11%
Federal agency mortgage-backed obligations 14.52%
Uniform Mortgage-Backed Security 5.00% 3/1/2053[3,4]		6,500	6,401
Uniform Mortgage-Backed Security 6.00% 3/1/2053[3,4]		6,500	6,585
			12,986

Commercial mortgage-backed securities 13.46%
BX Commercial Mortgage Trust 2019-XL, Class A, (1-month USD-LIBOR + 0.92%) 5.370% 10/15/2036[2,3]		151	149
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.268% 9/15/2036[2,3]		189	179
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.787% 8/15/2039[2,3]		198	197
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.033% 8/15/2039[2,3]		198	197
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 9/10/2046[3]		830	822
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635% 10/10/2047[3]		325	313
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[3]		270	252
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]		500	482
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[3]		445	427

Capital Group Fixed Income ETF Trust	41

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.238% 7/15/2025[2,3]	USD	457	$446
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]		808	781
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 6.581% 10/15/2039[2,3]		200	200
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.283% 8/15/2039[3]		200	199
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[3]		395	389
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 6.068% 10/15/2038[2,3]		250	233
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.198% 8/15/2046[3]		200	197
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[3]		200	196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]		880	853
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.110% 10/15/2047[3]		592	565
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]		200	190
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[3]		305	289
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[3]		550	505
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[3]		755	719
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]		500	486
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3]		715	681
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[3]		541	508
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[3]		520	509
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[3]		615	588
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]		297	287
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.125% 11/15/2027[2,3]		206	206
			12,045

Collateralized mortgage-backed obligations (privately originated) 5.13%
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3]		122	115
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[2,3]		120	117
Connecticut Avenue Securities, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 9.289% 11/25/2024[3]		197	202
Connecticut Avenue Securities, Series 2016-C02, Class 1M2, (1-month USD-LIBOR + 6.00%) 10.389% 9/25/2028[3]		185	192
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 7.689% 10/25/2027[3]		113	114
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.089% 4/25/2028[3]		96	100
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 9.939% 7/25/2028[3]		278	291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (1-month USD-LIBOR + 5.00%) 9.389% 12/25/2028[3]		212	219
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.128% 5/25/2042[2,3]		246	245
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.878% 6/25/2042[2,3]		62	63
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.239% 2/25/2050[2,3]		245	245
Imperial Fund, LLC, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/25/2026)[1,2,3]		349	359
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.750% 8/25/2059[2,3]		441	414

42	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.250% 10/25/2069[2,3]	USD	194	$184
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.750% 7/25/2059[2,3]		51	48
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 5.289% 5/25/2055[2,3]		500	491
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.750% 10/25/2056[2,3]		145	143
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.316% 4/25/2057[2,3]		341	328
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.750% 7/25/2057[2,3]		507	495
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750% 10/25/2057[2,3]		231	221
			4,586

Total mortgage-backed obligations			29,617

Asset-backed obligations 12.43%
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]		350	318
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[2,3]		154	154
American Express Credit Account Master Trust, Series 2022-4, Class A, 4.95% 10/15/2027[3]		171	172
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,3]		118	118
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]		238	241
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[3]		181	183
CarMaxAuto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[3]		145	145
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,3]		454	406
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 3/15/2027[2,3]		520	505
Discover Card Execution Note Trust, Series 2022-4, Class A, 5.03% 10/15/2027[3]		176	178
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 7/15/2025[3]		10	10
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,3]		400	387
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,3]		200	196
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD-LIBOR + 1.01%) 5.616% 5/15/2031[2,3]		300	296
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[2,3]		230	231
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]		44	44
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[3]		561	539
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]		77	77
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]		193	193
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968% 10/19/2037[2,3]		325	285
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[2,3]		196	197
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,3]		226	201
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,3]		257	223
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,3]		135	138
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,3]		200	185
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[2,3]		350	322
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD-LIBOR + 1.14%) 5.367% 4/19/2034[2,3]		300	293
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD-LIBOR + 0.93%) 5.124% 10/18/2029[2,3]		500	494
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD-LIBOR + 0.80%) 5.043% 7/20/2029[2,3]		304	300
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD-LIBOR + 1.00%) 5.079% 10/17/2031[2,3]		250	246
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 2.450% 1/20/2031[2,3]		298	298
RRAM, CLO, Series 2018-3, Class A1R2, (3-month USD-LIBOR + 1.09%) 5.169% 1/15/2030[2,3]		300	297
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[3]		200	195
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]		84	85
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]		33	33
Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56% 4/17/2028[3]		200	191
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD-LIBOR + 1.15%) 5.344% 4/18/2031[2,3]		300	293
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 0.90%) 5.143% 12/28/2029[2,3]		267	263

Capital Group Fixed Income ETF Trust	43

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.678% 10/20/2031[2,3]	USD	250	$250
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,3]		382	336
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,3]		282	240
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,3]		250	241
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,3]		404	347
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,3]		339	341
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,3]		140	140
Wind River CLO, Ltd., Series 2014-2, Class AR, (3-month USD-LIBOR + 1.14%) 5.219% 1/15/2031[2,3]		300	294
			11,121

U.S. Treasury bonds & notes 0.20%
U.S. Treasury 0.20%
U.S. Treasury 4.50% 11/30/2024[5]		180	180

Total bonds, notes & other debt instruments (cost: $85,254,000)			85,445

Short-term securities 14.70%		Shares
Money market investments 14.70%
Capital Group Central Cash Fund 4.31%[6,7]		131,478	13,146

Total short-term securities (cost: $13,147,000)			13,146
Total investment securities 110.21% (cost: $98,401,000)			98,591
Other assets less liabilities (10.21)%			(9,133)

Net assets 100.00%			$89,458

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

									Unrealized
								Upfront	(depreciation)
Receive		Pay			Notional		Value at	premium	appreciation
	Payment		Payment	Expiration	amount		12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
4.4365%	Annual	SOFR	Annual	12/29/2024	USD	19,500	$(11)	$—	$(11)
SOFR	Annual	4.4605%	Annual	1/4/2025		4,500	—	—	—
SOFR	Annual	3.252	Annual	12/27/2032		4,200	73	—	73
SOFR	Annual	3.433	Annual	12/28/2032		530	5	—	5
							$67	$—	$67

Investments in affiliates7

	Value of affiliate at 10/25/2022[8] (000)	Additions (000)	Reductions (000)	Net realized gain (000)		Net unrealized depreciation (000)	Value of affiliate at 12/31/2022 (000)	Dividend income (000)
Short-term securities 14.70%
Money market investments 14.70%
Capital Group Central Cash Fund 4.31%[6]	$—	$40,979	$27,832	$—	[9]	$(1)	$13,146	$46

44	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,062,000, which represented 21.31% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $180,000, which represented .20% of the net assets of the fund.
[6]	Rate represents the seven-day yield at December 31, 2022.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Commencement of operations.
[9]	Amount less than one thousand.

Key to abbreviations

BA = Banker’s acceptances
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	45

Financial statements

Statements of assets and liabilities
at December 31, 2022	(dollars and shares in thousands, except per-share amount)

	Core Plus Income ETF		Municipal Income ETF	U.S. Multi-Sector Income ETF		Short Duration Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$448,767		$68,198	$69,358		$85,445
Affiliated issuers	49,881		—	20		13,146
Cash	—		1,530	—		184
Cash collateral pledged for futures contracts	—		—	307		—
Cash collateral pledged for swap contracts	—		—	894		35
Cash denominated in currencies other than U.S. dollars	—	*	—	—	*	—
Receivables for:
Sales of investments	5,117		—	1,504		18,107
Sales of fund’s shares	—		7,840	—		7,582
Dividends and interest	3,226		676	834		437
Variation margin on futures contracts	901		—	—		—
Variation margin on centrally cleared swap contracts	199		—	50		—	*
	508,091		78,244	72,967		124,936
Liabilities:
Bilateral interest rate swaps, at value	1		—	—		—
Payables for:
Purchases of investments	50,007		4,410	1,486		35,200
Dividends on fund’s shares	1,744		205	391		267
Investment advisory services	116		13	21		11
Variation margin on futures contract	934		—	—		—
Variation margin on centrally cleared swap contracts	202		—	—		—
Bank overdraft	259		—	254		—
	53,263		4,628	2,152		35,478
Net assets at December 31, 2022	$454,828		$73,616	$70,815		$89,458

Net assets consist of:
Capital paid in on shares of beneficial interest	482,652		72,460	69,849		89,240
Total (accumulated loss) distributable earnings	(27,824)		1,156	966		218
Net assets at December 31, 2022	$454,828		$73,616	$70,815		$89,458

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$454,828		$73,616	$70,815		$89,458
Shares outstanding	20,464		2,820	2,760		3,540
Net asset value per share	$22.23		$26.11	$25.66		$25.27

Investment securities, at cost:
Unaffiliated issuers	$460,080		$67,050	$68,498		$85,254
Affiliated issuers	49,878		—	20		13,147
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	*	—

*	Amount less than one thousand.

Refer to the notes to financial statements.

46	Capital Group Fixed Income ETF Trust

Financial statements (continued)

Statements of operations
for the period ended December 31, 2022	(dollars in thousands)

	Core Plus Income ETF[1]	Municipal Income ETF[2]	U.S. Multi-Sector Income ETF[2]	Short Duration Income ETF[2]
Investment income:
Income (net of non-U.S. taxes3):
Interest from unaffiliated issuers	$8,458	$317	$672	$362
Dividends from affiliated issuers	1,249	—	28	46
	9,707	317	700	408
Fees and expenses:
Investment advisory services	721	22	42	21
Net investment income	8,986	295	658	387

Net realized loss and unrealized (depreciation) appreciation:
Net realized (loss) gain[3] on:
Investments in:
Unaffiliated issuers	(14,732)	75	11	(15)
Affiliated issuers	— [4]	—	1	— [4]
Futures contracts	(2,147)	(76)	33	44
Forward currency contracts	(532)	—	—	—
Swap contracts	(37)	—	(60)	(79)
	(17,448)	(1)	(15)	(50)
Net unrealized (depreciation) appreciation[3] on:
Investments in:
Unaffiliated issuers	(11,313)	1,148	860	191
Affiliated issuers	3	—	— [4]	(1)
Futures contracts	35	—	—	—
Swap contracts	187	—	87	67
Currency translations	— [4]	—	(1)	—
	(11,088)	1,148	946	257
Net realized loss and unrealized (depreciation) appreciation	(28,536)	1,147	931	207
Net (decrease) increase in net assets resulting from operations	$(19,550)	$1,442	$1,589	$594

[1]	For the period February 22, 2022, commencement of operations, to December 31, 2022.
[2]	For the period October 25, 2022, commencement of operations, to December 31, 2022.
[3]	Additional information related to non-U.S. taxes is included in the notes to financial statements.
[4]	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	47

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Core Plus Income ETF	Municipal Income ETF	U.S. Multi-Sector Income ETF	Short Duration Income ETF
	Period ended December 31, 2022*	Period ended December 31, 2022†	Period ended December 31, 2022†	Period ended December 31, 2022†
Operations:
Net investment income	$8,986	$295	$658	$387
Net realized loss	(17,448)	(1)	(15)	(50)
Net unrealized (depreciation) appreciation	(11,088)	1,148	946	257
Total (decrease) increase in net assets resulting from operations	(19,550)	1,442	1,589	594

Distributions paid to shareholders	(8,274)	(286)	(623)	(376)

Net capital share transactions	482,652	72,460	69,849	89,240

Total increase in net assets	454,828	73,616	70,815	89,458

Net assets:
Beginning of period	—	—	—	—
End of period	$454,828	$73,616	$70,815	$89,458

*	For the period February 22, 2022, commencement of operations, to December 31, 2022.
†	For the period October 25, 2022, commencement of operations, to December 31, 2022.

Refer to the notes to financial statements.

48	Capital Group Fixed Income ETF Trust

Notes to financial statements

1. Organization

Capital Group Fixed Income ETF Trust (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The series was organized on January 12, 2021, as a Delaware statutory trust. The series consists of four non-diversified exchange-traded funds: Capital Group Core Plus Income ETF (“Core Plus Income ETF”), Capital Group Municipal Income ETF (“Municipal Income ETF”), Capital Group U.S. Multi-Sector Income ETF (“U.S. Multi-Sector Income ETF”), and Capital Group Short Duration Income ETF (“Short Duration Income ETF”) (each a “fund”, or collectively, the “funds”). The funds’ fiscal year end is December 31.

The investment objective(s) for each fund are as follows:

Core Plus Income ETF — To provide current income and maximum total return, consistent with preservation of capital.

Municipal Income ETF — To provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.

U.S. Multi-Sector Income ETF — To provide a high level of current income. The secondary objective is to provide capital appreciation.

Short Duration Income ETF — To provide current income, consistent with a short duration profile and with the preservation of capital.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Fixed Income ETF Trust	49

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

50	Capital Group Fixed Income ETF Trust

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2022 (dollars in thousands):

Core Plus Income ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$164,048	$—	$164,048
Corporate bonds, notes & loans	—	136,677	—	136,677
U.S. Treasury bonds & notes	—	107,771	—	107,771
Asset-backed obligations	—	29,371	3,964	33,335
Bonds & notes of governments & government agencies outside the U.S.	—	6,936	—	6,936
Short-term securities	49,881	—	—	49,881
Total	$49,881	$444,803	$3,964	$498,648

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$419	$—	$—	$419
Unrealized appreciation on centrally cleared interest rate swaps	—	185	—	185
Unrealized appreciation on credit default swaps	—	3	—	3
Liabilities:
Unrealized depreciation on futures contracts	(384)	—	—	(384)
Unrealized depreciation on bilateral interest rate swaps	—	(1)	—	(1)
Total	$35	$187	$—	$222

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Municipal Income ETF

As of December 31, 2022, all of the fund’s investment securities were classified as Level 2.

U.S. Multi-Sector Income ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$53,151	$—	$53,151
Mortgage-backed obligations	—	6,685	—	6,685
Asset-backed obligations	—	5,055	1,000	6,055
U.S. Treasury bonds & notes	—	526	—	526
Short-term securities	20	2,941	—	2,961
Total	$20	$68,358	$1,000	$69,378

Capital Group Fixed Income ETF Trust	51

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$67	$—	$67
Unrealized appreciation on credit default swaps	—	20	—	20
Total	$—	$87	$—	$87

*	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the period ended December 31, 2022 (dollars in thousands):

	Beginning value at 10/25/2022	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized appreciation†	Transfers out of Level 3*	Ending value at 12/31/2022
Investment securities	$—	$—	$1,000	$—	$—	$—	$—	$1,000
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2022								$—

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net unrealized appreciation is included in the related amounts on investments in the fund’s statement of operations.

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2022 (000)	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$ 1,000	Transaction	Transaction price	N/A	N/A	N/A

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Short Duration Income ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$44,527	$—	$44,527
Mortgage-backed obligations	—	29,617	—	29,617
Asset-backed obligations	—	11,121	—	11,121
U.S. Treasury bonds & notes	—	180	—	180
Short-term securities	13,146	—	—	13,146
Total	$13,146	$85,445	$—	$98,591

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$78	$—	$78
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(11)	—	(11)
Total	$—	$67	$—	$67

*	Interest rate swaps are not included in the investment portfolio.

52	Capital Group Fixed Income ETF Trust

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of a fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent a fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of a fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by a fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — A fund may invest in securities that may be subject to federal alternative minimum tax. Therefore, while a fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the net asset value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, a fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that a fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

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Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, a fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for a fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Capital Group Fixed Income ETF Trust	55

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — A fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or the shareholder’s account is tax-favored. These costs and tax effects may adversely affect a fund’s returns to shareholders. A fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The funds’ shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in a fund’s net asset value (“NAV”), the intraday value of a fund’s holdings, and supply and demand for a fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to the fund’s NAV and bid-ask spreads may widen. Purchasing a fund’s shares when its market price is at a premium or selling a fund’s shares when its market price is at a discount, may result in paying more than, or receiving less than, NAV, respectively.

Foreign securities held by a fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when a fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with a fund, and none of them is obligated to do so. A fund has a limited number of institutions that may act as authorized participants. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As nondiversified funds, each fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. Each fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — Each fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When a fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If a fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, a fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an authorized participant, may reduce the fund’s NAV.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

56	Capital Group Fixed Income ETF Trust

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the funds’ investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

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On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations. Swap agreements can take different forms. Some of the funds entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Futures contracts		Forward currency contracts		Interest rate swaps	Credit default swaps
Core Plus Income ETF	$138,340		$4,631	*	$25,154	$6,750
Municipal Income ETF	2,034	*	Not applicable		Not applicable	Not applicable
U.S. Multi-Sector Income ETF	23,629	*	Not applicable		22,850	1,485
Short Duration Income ETF	15,266	*	Not applicable		19,665	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

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The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from each fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the period ended, December 31, 2022 (dollars in thousands):

Core Plus Income ETF

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$419	Unrealized depreciation*	$384
Swap (centrally cleared)	Interest	Unrealized appreciation*	185	Unrealized depreciation*	—
Swap (bilateral)	Interest	Bilateral interest rate swaps, at value	—	Bilateral interest rate swaps, at value	1
Swap (centrally cleared)	Credit	Unrealized appreciation*	3	Unrealized depreciation*	—
			$607		$385

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(2,147)	Net unrealized appreciation on futures contracts	$35
Forward currency	Currency	Net realized gain on forward currency contracts	(532)	Net unrealized appreciation on forward currency contracts	—
Swap	Interest	Net realized loss on swap contracts	(94)	Net unrealized appreciation on swap contracts	184
Swap	Credit	Net realized gain on swap contracts	57	Net unrealized appreciation on swap contracts	3
			$(2,716)		$222

Municipal Income ETF

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(76)	Net unrealized appreciation on futures contracts	$—
			$(76)		$—

U.S. Multi-Sector Income ETF

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$67	Unrealized depreciation*	$—
Swap (centrally cleared)	Credit	Unrealized appreciation*	20	Unrealized depreciation*	—
			$87		$—

Capital Group Fixed Income ETF Trust	59

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$33	Net unrealized appreciation on futures contracts	$—
Swap	Interest	Net realized loss on swap contracts	(60)	Net unrealized appreciation on swap contracts	67
Swap	Credit	Net realized gain on swap contracts	—	Net unrealized appreciation on swap contracts	20
			$(27)		$87

Short Duration Income ETF

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$78	Unrealized depreciation*	$11
			$78		$11

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$44	Net unrealized appreciation on futures contracts	$—
Swap	Interest	Net realized loss on swap contracts	(79)	Net unrealized appreciation on swap contracts	67
			$(35)		$67

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For futures contracts centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counter-party. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts and/or bilateral interest rate swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

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The following table presents each fund’s forward currency contracts and/or bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2022, if close-out netting was exercised (dollars in thousands):

Core Plus Income ETF

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral	Cash collateral	Net amount
Liabilities:
Barclays Bank PLC	$1	$—	$—	$—	$1

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund as of December 31, 2022, were as follows (dollars in thousands):

	Core Plus Income ETF	Municipal Income ETF	U.S. Multi-Sector Income ETF	Short Duration Income ETF
Undistributed tax-exempt income	$—	$214	$—	$—
Undistributed ordinary income	1,880	—	436	258
Capital loss carryforward*	(16,682)	(1)	(5)	(2)
Gross unrealized appreciation on investments	3,204	1,291	1,300	283
Gross unrealized depreciation on investments	(14,366)	(143)	(374)	(54)
Net unrealized (depreciation) appreciation on investments	(11,162)	1,148	926	229
Cost of investments	510,031	67,050	68,539	98,428

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Capital Group Fixed Income ETF Trust	61

Distributions paid by each fund from commencement of operations to December 31, 2022, were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2022
Fund	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid
Core Plus Income ETF	$8,274	$—	$—	$8,274
Municipal Income ETF	—	286	—	286
U.S. Multi-Sector Income ETF	623	—	—	623
Short Duration Income ETF	376	—	—	376

7. Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors, Inc.® (“AFD”), the principal underwriter of the fund’s’ shares. CRMC and AFD are considered related parties to the funds.

Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:

Fund	Annual rate
Core Plus Income ETF	0.34%
Municipal Income ETF	0.27
U.S. Multi-Sector Income ETF	0.39
Short Duration Income ETF	0.25

Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.

Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and AFD. No affiliated officers or trustees received any compensation directly from any of the funds.

Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. None of the funds engaged in any such purchase or sale transactions with any related funds during the period ended December 31, 2022.

62	Capital Group Fixed Income ETF Trust

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the period ended December 31, 2022.

8. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.

9. Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.

Capital Group Fixed Income ETF Trust	63

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Core Plus Income ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period February 22, 2022*, through December 31, 2022

$482,652	20,464	$—	—	$—	—	$482,652	20,464

Municipal Income ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period October 25, 2022*, through December 31, 2022

$72,460	2,820	$—	—	$—	—	$72,460	2,820

U.S. Multi-Sector Income ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period October 25, 2022*, through December 31, 2022

$69,849	2,760	$—	—	$—	—	$69,849	2,760

Short Duration Income ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period October 25, 2022*, through December 31, 2022

$89,240	3,540	$—	—	$—	—	$89,240	3,540

*	Commencement of operations.

64	Capital Group Fixed Income ETF Trust

10. Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the period ended December 31, 2022 (dollars in thousands):

Fund	Purchases	Sales
Core Plus Income ETF	$119,313	$12,842
Municipal Income ETF	54,719	225
U.S. Multi-Sector Income ETF	29,729	2,449
Short Duration Income ETF	27,634	349

The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the period ended December 31, 2022 (dollars in thousands):

Fund	In-kind creations	In-kind redemptions
Core Plus Income ETF	$366,036	$—
Municipal Income ETF	6,877	—
U.S. Multi-Sector Income ETF	36,934	—
Short Duration Income ETF	43,185	—

Capital Group Fixed Income ETF Trust	65

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets
Core Plus Income ETF
12/31/2022[4,5]	$25.30	$.83	$(3.24)	$(2.41)	$(.66)	$—	$(.66)	$22.23	(9.59)%	$455	.34%[6]	4.24%[6]
Municipal Income ETF
12/31/2022[4,7]	$25.00	$.17	$1.07	$1.24	$(.13)	$—	$(.13)	$26.11	4.92%	$74	.05%[2]	.67%[2]
U.S. Multi-Sector Income ETF
12/31/2022[4,7]	$25.00	$.29	$.62	$.91	$(.25)	$—	$(.25)	$25.66	3.63%	$71	.07%[2]	1.13%[2]
Short Duration Income ETF
12/31/2022[4,7]	$25.00	$.22	$.21	$.43	$(.16)	$—	$(.16)	$25.27	1.73%	$89	.05%[2]	.87%[2]

Portfolio turnover rate excluding mortgage dollar roll transactions[8,9]	Period ended December 31, 2022[2,4]
Core Plus Income ETF[5]	172%
Municipal Income ETF[7]	1
U.S. Multi-Sector Income ETF[7]	6
Short Duration Income ETF [7]	1

Portfolio turnover rate including mortgage dollar roll transactions[8,9]	Period ended December 31, 2022[2,4]
Core Plus Income ETF[5]	446%
Short Duration Income ETF [7]	55

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	For the period February 22, 2022, commencement of operations, through December 31, 2022.
[6]	Annualized.
[7]	For the period October 25, 2022, commencement of operations, through December 31, 2022.
[8]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[9]	Refer to Note 5 for more information on mortgage dollar rolls. Refer to the notes to financial statements.

66	Capital Group Fixed Income ETF Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Fixed Income ETF Trust and Shareholders of Capital Group Core Plus Income ETF, Capital Group Municipal Income ETF, Capital Group U.S. Multi-Sector Income ETF and Capital Group Short Duration Income ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds indicated in the table below (constituting Capital Group Fixed Income ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Capital Group Core Plus Income ETF	For the period February 22, 2022 (commencement of operations) through December 31, 2022.
Capital Group Municipal Income ETF	For the period October 25, 2022 (commencement of operations) through December 31, 2022.
Capital Group U.S. Multi-Sector Income ETF
Capital Group Short Duration Income ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
February 14, 2023

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Capital Group Fixed Income ETF Trust	67

Expense example	unaudited

As a fund shareholder, you incur ongoing costs, including investment advisory services fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value	Ending account value 12/31/2022	Expenses paid during period		Annualized expense ratio
Core Plus Income ETF
Actual return	$1,000.00	$978.00	$1.69	*	.34%
Assumed 5% return	1,000.00	1,023.49	1.73	*	.34
Municipal Income ETF
Actual return	$1,000.00	$1,049.20	$.51	†	.27	%†
Assumed 5% return	1,000.00	1,023.84	1.38	†	.27	†
U.S. Multi-Sector Income ETF
Actual return	$1,000.00	$1,036.30	$.73	†	.39	%†
Assumed 5% return	1,000.00	1,023.24	1.99	†	.39	†
Short Duration Income ETF
Actual return	$1,000.00	$1,017.30	$.46	†	.25	%†
Assumed 5% return	1,000.00	1,023.95	1.28	†	.25	†

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days from October 25, 2022, commencement of operations, through December 31, 2022, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

68	Capital Group Fixed Income ETF Trust

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. Each fund hereby designates the following amounts for the funds’ fiscal year ended December 31, 2022:

	Capital Group Core Plus Income ETF	Capital Group Municipal Income ETF	Capital Group U.S. Multi-Sector Income ETF	Capital Group Short Duration Income ETF
Section 163(j) interest dividends	100%	—	100%	$365,000
Exempt interest dividends	—	$286,000	—	—
U.S. government income that may be exempt from state taxation	$1,075,000	—	$24,000	$16,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

Capital Group Fixed Income ETF Trust	69

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

70	Capital Group Fixed Income ETF Trust

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Capital Group Fixed Income ETF Trust	71

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72	Capital Group Fixed Income ETF Trust

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series/fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Vanessa C. L. Chang, 1952 Chair of the Board (Independent and Non-Executive)	2021	Former Director, EL & EL Investments (real estate)	22	Edison International/Southern California Edison; Transocean Ltd. (offshore drilling contractor)
Jennifer C. Feikin, 1968	2021	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California; former Director, First Descents	97	Hertz Global Holdings, Inc.
Pablo R. González Guajardo, 1967	2021	CEO, Kimberly-Clark de México, SAB de CV	22	América Móvil, SAB de CV (telecommunications company); Grupo Sanborns, SAB de CV (retail stores and restaurants); Kimberly-Clark de México, SAB de CV (consumer staples)
Leslie Stone Heisz, 1961	2021	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	97	Edwards Lifesciences; Public Storage
William D. Jones, 1955	2021	Managing Member, CityLink LLC (investing and consulting); former President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities)	23	Biogen Inc.

Interested trustee4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the series/fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[3] held by trustee
William L. Robbins, 1968	2021	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]; Chair and Director, Capital Group International, Inc.[6]	13	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 6455 Irvine Center Drive, Irvine, CA 92618, Attention: Secretary.

Refer to page 75 for footnotes.

Capital Group Fixed Income ETF Trust	73

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the series/fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Vincent J. Gonzales, 1984 President	CGSD 2022	Partner — Capital Fixed Income Investors, Capital Research and Management Company
David A. Hoag, 1965 President	CGCP 2021	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Damien J. McCann, 1977 President Senior Vice President	CGMS 2022 CGCP 2021	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Courtney K. Wolf, 1982 President	CGMU 2022	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Walt Burkley, 1966 Principal Executive Officer	2021	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Steven D. Lotwin, 1969 Senior Vice President	CGSD 2022	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Mark Marinella, 1958 Senior Vice President	CGMU 2022	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Jerome Solomon, 1963 Senior Vice President	CGMU 2022	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Scott Sykes, 1971 Senior Vice President	CGMS 2022	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Ritchie Tuazon, 1978 Senior Vice President	CGCP 2021	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Erik A. Vayntrub, 1984 Senior Vice President	2021	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Management Services, Inc.[6]
Shannon Ward, 1964 Senior Vice President	CGMS 2022	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Xavier Goss, 1980 Vice President	CGCP 2021 CGMS 2022	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Jennifer L. Butler, 1966 Secretary	2021	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Troy S. Tanner, 1983 Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2021	Associate — Fund Business Management Group, Capital Research and Management Company

74	Capital Group Fixed Income ETF Trust

Other officers5 (continued)

Name, year of birth and position with fund	Year first elected an officer of the series/fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Michael R. Tom, 1988 Assistant Secretary	2021	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Key:

CGCP = Capital Group Core Plus Income ETF

CGMU = Capital Group Municipal Income ETF

CGMS = Capital Group U.S. Multi-Sector Income ETF

CGSD = Capital Group Short Duration Income ETF

Capital Group Fixed Income ETF Trust	75

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	Capital Group Fixed Income ETF Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Procedures and Principles” — which describes our procedures and principles for voting portfolio securities — is available at capitalgroup.com/etf. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

If used as sales material after March 31, 2023, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Capital Group Fixed Income ETF Trust

For CGCP, CGMS and CGSD, the use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds.

For CGCP, CGMU and CGMS, lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds.

For CGCP, CGMU, CGMS and CGSD, the return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

For CGMU, income from municipal bonds may be subject to state or local income taxes and/or the federal alternative minimum tax. Certain other income, as well as capital gain distributions, may be taxable.

For CGCP, CGMS and CGSD, investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

This content, developed by Capital Group, home of American Funds, should not be used as a primary basis for investment decisions and is not intended to serve as impartial investment or fiduciary advice.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Leslie Stone Heisz, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CGFIT

Registrant:

a) Audit Fees:
Audit	2021	None
	2022	16,000

b) Audit-Related Fees:
	2021	None
	2022	None

c) Tax Fees:
	2021	None
	2022	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
	2021	None
	2022	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2021	None
	2022	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	None
	2022	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $0 for fiscal year 2021 and $0 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP FIXED INCOME ETF TRUST

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: February 28, 2023

By ___/s/ Troy S. Tanner__________________
Troy S. Tanner, Treasurer and Principal Financial Officer

Date: February 28, 2023